(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GROWTH OPPORTUNITIES
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
ANNUAL REPORTS
OCTOBER 31, 1997
AND THE ONE-MONTH
PERIOD ENDED
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                18   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       22   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS.

INVESTMENTS              23   A COMPLETE LIST OF THE FUND'S INVESTMENTS
NOVEMBER 30, 1997             WITH THEIR MARKET VALUES.

INVESTMENTS              35   A COMPLETE LIST OF THE FUND'S INVESTMENTS
OCTOBER 31, 1997              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     48   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    57   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    69   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            70

PROXY VOTING RESULTS     71

NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor Growth Opportunities Fund recently changed from October 31 to November 30. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity funds. To reduce expenses and provide you with a comprehensive report covering both periods ended October 31 and November 30, we've combined both annual reports into one document.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. The initial offering of Class A shares took place on September 3, 1996.
Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3,
1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                PAST 1   PAST 5    PAST 10
                                               YEAR     YEARS     YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS A         22.32%   153.15%   652.56%

ADVISOR GROWTH OPPORTUNITIES - CLASS A         15.28%   138.60%   609.28%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                 28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                           22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997          PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS A   22.32%   20.41%   22.36%

ADVISOR GROWTH OPPORTUNITIES - CLASS A   15.28%   19.00%   21.64%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                  28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                     22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971209 115035 S00000000000001
             FA Growth Opp -CL A         S&P 500
             00248                       SP001
  1987/11/30       9425.00                    10000.00
  1987/12/31      10765.71                    10761.00
  1988/01/31      11225.96                    11214.04
  1988/02/29      12496.63                    11736.61
  1988/03/31      12726.75                    11373.95
  1988/04/30      13106.95                    11500.20
  1988/05/31      12986.89                    11600.25
  1988/06/30      14137.50                    12132.71
  1988/07/31      14107.48                    12086.60
  1988/08/31      13627.23                    11675.66
  1988/09/30      14177.52                    12173.04
  1988/10/31      14277.57                    12511.45
  1988/11/30      13817.33                    12332.54
  1988/12/31      14348.26                    12548.36
  1989/01/31      15577.50                    13466.90
  1989/02/28      15280.79                    13131.57
  1989/03/31      15429.14                    13437.54
  1989/04/30      16425.26                    14134.94
  1989/05/31      17527.34                    14707.41
  1989/06/30      16774.95                    14623.58
  1989/07/31      17718.08                    15944.09
  1989/08/31      18375.09                    16256.59
  1989/09/30      18194.94                    16189.94
  1989/10/31      17516.74                    15814.33
  1989/11/30      17633.31                    16136.94
  1989/12/31      17812.25                    16524.23
  1990/01/31      16529.31                    15415.45
  1990/02/28      16930.22                    15614.31
  1990/03/31      17365.51                    16028.09
  1990/04/30      16792.77                    15627.39
  1990/05/31      18797.36                    17151.06
  1990/06/30      18900.45                    17034.43
  1990/07/31      18213.16                    16979.92
  1990/08/31      16208.57                    15444.94
  1990/09/30      14948.54                    14692.77
  1990/10/31      14879.81                    14629.59
  1990/11/30      16460.58                    15574.66
  1990/12/31      17518.90                    16009.20
  1991/01/31      19616.07                    16707.20
  1991/02/28      21377.23                    17901.76
  1991/03/31      21968.14                    18334.98
  1991/04/30      22420.02                    18378.99
  1991/05/31      23648.20                    19172.96
  1991/06/30      21979.73                    18294.84
  1991/07/31      23520.74                    19147.38
  1991/08/31      24436.08                    19601.17
  1991/09/30      23879.93                    19273.83
  1991/10/31      23845.17                    19532.10
  1991/11/30      22431.61                    18744.96
  1991/12/31      24996.11                    20889.38
  1992/01/31      25716.79                    20500.84
  1992/02/29      26879.99                    20767.35
  1992/03/31      25982.30                    20362.38
  1992/04/30      26690.34                    20961.04
  1992/05/31      27069.64                    21063.75
  1992/06/30      26450.11                    20749.90
  1992/07/31      27360.44                    21598.57
  1992/08/31      26601.83                    21155.80
  1992/09/30      26677.69                    21405.44
  1992/10/31      26728.27                    21480.36
  1992/11/30      28017.90                    22212.84
  1992/12/31      28752.05                    22486.05
  1993/01/31      29628.63                    22674.94
  1993/02/28      29709.55                    22983.32
  1993/03/31      30815.40                    23468.26
  1993/04/30      30869.34                    22900.33
  1993/05/31      31732.44                    23514.06
  1993/06/30      31853.81                    23582.25
  1993/07/31      32069.59                    23487.92
  1993/08/31      33054.06                    24378.11
  1993/09/30      33175.44                    24190.40
  1993/10/31      34240.83                    24691.14
  1993/11/30      34079.00                    24456.58
  1993/12/31      35127.33                    24752.50
  1994/01/31      37071.08                    25594.09
  1994/02/28      36511.72                    24900.49
  1994/03/31      34959.52                    23814.83
  1994/04/30      35882.45                    24119.66
  1994/05/31      36078.23                    24515.22
  1994/06/30      35099.36                    23914.60
  1994/07/31      36092.21                    24699.00
  1994/08/31      37616.45                    25711.65
  1994/09/30      36483.76                    25081.72
  1994/10/31      37224.90                    25646.06
  1994/11/30      36036.28                    24712.03
  1994/12/31      36130.89                    25078.51
  1995/01/31      36412.24                    25728.79
  1995/02/28      37522.82                    26731.44
  1995/03/31      38485.32                    27520.29
  1995/04/30      39788.40                    28330.76
  1995/05/31      41446.87                    29463.14
  1995/06/30      42853.60                    30147.57
  1995/07/31      44275.15                    31147.26
  1995/08/31      44586.11                    31225.44
  1995/09/30      45430.15                    32543.16
  1995/10/31      45741.11                    32426.98
  1995/11/30      46851.69                    33850.52
  1995/12/31      48067.65                    34502.48
  1996/01/31      48827.25                    35676.95
  1996/02/29      48690.52                    36007.67
  1996/03/31      48614.56                    36354.43
  1996/04/30      49419.74                    36890.29
  1996/05/31      50422.41                    37841.69
  1996/06/30      50695.87                    37985.87
  1996/07/31      49267.82                    36307.65
  1996/08/31      49662.81                    37073.38
  1996/09/30      52002.39                    39159.87
  1996/10/31      53764.67                    40239.90
  1996/11/30      57988.06                    43281.64
  1996/12/31      56571.97                    42424.23
  1997/01/31      59375.60                    45074.89
  1997/02/28      59875.09                    45428.28
  1997/03/31      56910.34                    43561.63
  1997/04/30      59488.39                    46162.26
  1997/05/31      63162.10                    48972.62
  1997/06/30      65143.97                    51166.59
  1997/07/31      69961.69                    55237.92
  1997/08/31      67399.76                    52143.49
  1997/09/30      70074.48                    54999.39
  1997/10/31      68592.11                    53162.41
  1997/11/28      70928.46                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971209 115037 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class A on November 30, 1987, and the current maximum 5.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $70,928 - a 609.28% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,623 - a 456.23% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                PAST 1   PAST 5    PAST 10
                                               YEAR     YEARS     YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS T         22.13%   152.90%   651.81%

ADVISOR GROWTH OPPORTUNITIES - CLASS T         17.86%   144.05%   625.50%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                 28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                           22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997          PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS T   22.13%   20.39%   22.35%

ADVISOR GROWTH OPPORTUNITIES - CLASS T   17.86%   19.54%   21.92%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                  28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                     22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971209 110843 S00000000000001
             FA Growth Opp -CL T         S&P 500
             00168                       SP001
  1987/11/30       9650.00                    10000.00
  1987/12/31      11022.72                    10761.00
  1988/01/31      11493.95                    11214.04
  1988/02/29      12794.96                    11736.61
  1988/03/31      13030.57                    11373.95
  1988/04/30      13419.85                    11500.20
  1988/05/31      13296.92                    11600.25
  1988/06/30      14475.00                    12132.71
  1988/07/31      14444.27                    12086.60
  1988/08/31      13952.55                    11675.66
  1988/09/30      14515.98                    12173.04
  1988/10/31      14618.42                    12511.45
  1988/11/30      14147.19                    12332.54
  1988/12/31      14690.79                    12548.36
  1989/01/31      15949.38                    13466.90
  1989/02/28      15645.58                    13131.57
  1989/03/31      15797.48                    13437.54
  1989/04/30      16817.37                    14134.94
  1989/05/31      17945.76                    14707.41
  1989/06/30      17175.42                    14623.58
  1989/07/31      18141.06                    15944.09
  1989/08/31      18813.76                    16256.59
  1989/09/30      18629.31                    16189.94
  1989/10/31      17934.91                    15814.33
  1989/11/30      18054.26                    16136.94
  1989/12/31      18237.47                    16524.23
  1990/01/31      16923.90                    15415.45
  1990/02/28      17334.39                    15614.31
  1990/03/31      17780.07                    16028.09
  1990/04/30      17193.65                    15627.39
  1990/05/31      19246.10                    17151.06
  1990/06/30      19351.66                    17034.43
  1990/07/31      18647.96                    16979.92
  1990/08/31      16595.51                    15444.94
  1990/09/30      15305.40                    14692.77
  1990/10/31      15235.03                    14629.59
  1990/11/30      16853.53                    15574.66
  1990/12/31      17937.12                    16009.20
  1991/01/31      20084.36                    16707.20
  1991/02/28      21887.56                    17901.76
  1991/03/31      22492.58                    18334.98
  1991/04/30      22955.25                    18378.99
  1991/05/31      24212.74                    19172.96
  1991/06/30      22504.45                    18294.84
  1991/07/31      24082.25                    19147.38
  1991/08/31      25019.44                    19601.17
  1991/09/30      24450.01                    19273.83
  1991/10/31      24414.42                    19532.10
  1991/11/30      22967.11                    18744.96
  1991/12/31      25592.84                    20889.38
  1992/01/31      26330.72                    20500.84
  1992/02/29      27521.69                    20767.35
  1992/03/31      26602.57                    20362.38
  1992/04/30      27327.51                    20961.04
  1992/05/31      27715.87                    21063.75
  1992/06/30      27081.55                    20749.90
  1992/07/31      28013.61                    21598.57
  1992/08/31      27236.89                    21155.80
  1992/09/30      27314.56                    21405.44
  1992/10/31      27366.34                    21480.36
  1992/11/30      28686.76                    22212.84
  1992/12/31      29438.43                    22486.05
  1993/01/31      30335.95                    22674.94
  1993/02/28      30418.79                    22983.32
  1993/03/31      31551.04                    23468.26
  1993/04/30      31606.27                    22900.33
  1993/05/31      32489.98                    23514.06
  1993/06/30      32614.25                    23582.25
  1993/07/31      32835.18                    23487.92
  1993/08/31      33843.15                    24378.11
  1993/09/30      33967.42                    24190.40
  1993/10/31      35058.25                    24691.14
  1993/11/30      34892.55                    24456.58
  1993/12/31      35965.91                    24752.50
  1994/01/31      37956.06                    25594.09
  1994/02/28      37383.36                    24900.49
  1994/03/31      35794.10                    23814.83
  1994/04/30      36739.06                    24119.66
  1994/05/31      36939.51                    24515.22
  1994/06/30      35937.28                    23914.60
  1994/07/31      36953.83                    24699.00
  1994/08/31      38514.45                    25711.65
  1994/09/30      37354.72                    25081.72
  1994/10/31      38113.56                    25646.06
  1994/11/30      36896.56                    24712.03
  1994/12/31      36993.43                    25078.51
  1995/01/31      37281.49                    25728.79
  1995/02/28      38418.59                    26731.44
  1995/03/31      39404.07                    27520.29
  1995/04/30      40738.26                    28330.76
  1995/05/31      42436.32                    29463.14
  1995/06/30      43876.63                    30147.57
  1995/07/31      45332.11                    31147.26
  1995/08/31      45650.50                    31225.44
  1995/09/30      46514.69                    32543.16
  1995/10/31      46833.08                    32426.98
  1995/11/30      47970.17                    33850.52
  1995/12/31      49215.15                    34502.48
  1996/01/31      49992.89                    35676.95
  1996/02/29      49852.89                    36007.67
  1996/03/31      49775.12                    36354.43
  1996/04/30      50599.52                    36890.29
  1996/05/31      51626.13                    37841.69
  1996/06/30      51906.12                    37985.87
  1996/07/31      50443.97                    36307.65
  1996/08/31      50848.40                    37073.38
  1996/09/30      53243.82                    39159.87
  1996/10/31      55079.28                    40239.90
  1996/11/30      59403.49                    43281.64
  1996/12/31      57941.61                    42424.23
  1997/01/31      60797.66                    45074.89
  1997/02/28      61306.49                    45428.28
  1997/03/31      58269.89                    43561.63
  1997/04/30      60896.14                    46162.26
  1997/05/31      64654.96                    48972.62
  1997/06/30      66673.89                    51166.59
  1997/07/31      71614.52                    55237.92
  1997/08/31      68988.27                    52143.49
  1997/09/30      71713.00                    54999.39
  1997/10/31      70186.50                    53162.41
  1997/11/28      72550.12                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971209 110846 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on November 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $72,550 - a 625.50% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. The initial offering of Class B shares took place on March 3, 1997.
Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five year and 10 year total return figures are 5%, 2% and 0%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS B            21.63%   151.87%   648.75%

ADVISOR GROWTH OPPORTUNITIES - CLASS B            16.63%   149.87%   648.75%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                    28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                              22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS B      21.63%   20.29%   22.30%

ADVISOR GROWTH OPPORTUNITIES - CLASS B      16.63%   20.10%   22.30%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                        22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971209 110823 S00000000000001
             FA Growth Opp -CL B         S&P 500
             00278                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      11422.51                    10761.00
  1988/01/31      11910.83                    11214.04
  1988/02/29      13259.02                    11736.61
  1988/03/31      13503.18                    11373.95
  1988/04/30      13906.58                    11500.20
  1988/05/31      13779.19                    11600.25
  1988/06/30      15000.00                    12132.71
  1988/07/31      14968.15                    12086.60
  1988/08/31      14458.60                    11675.66
  1988/09/30      15042.46                    12173.04
  1988/10/31      15148.62                    12511.45
  1988/11/30      14660.30                    12332.54
  1988/12/31      15223.61                    12548.36
  1989/01/31      16527.85                    13466.90
  1989/02/28      16213.04                    13131.57
  1989/03/31      16370.44                    13437.54
  1989/04/30      17427.33                    14134.94
  1989/05/31      18596.64                    14707.41
  1989/06/30      17798.36                    14623.58
  1989/07/31      18799.03                    15944.09
  1989/08/31      19496.12                    16256.59
  1989/09/30      19304.98                    16189.94
  1989/10/31      18585.40                    15814.33
  1989/11/30      18709.08                    16136.94
  1989/12/31      18898.93                    16524.23
  1990/01/31      17537.72                    15415.45
  1990/02/28      17963.10                    15614.31
  1990/03/31      18424.94                    16028.09
  1990/04/30      17817.26                    15627.39
  1990/05/31      19944.15                    17151.06
  1990/06/30      20053.53                    17034.43
  1990/07/31      19324.31                    16979.92
  1990/08/31      17197.42                    15444.94
  1990/09/30      15860.52                    14692.77
  1990/10/31      15787.60                    14629.59
  1990/11/30      17464.80                    15574.66
  1990/12/31      18587.69                    16009.20
  1991/01/31      20812.81                    16707.20
  1991/02/28      22681.41                    17901.76
  1991/03/31      23308.38                    18334.98
  1991/04/30      23787.82                    18378.99
  1991/05/31      25090.93                    19172.96
  1991/06/30      23320.67                    18294.84
  1991/07/31      24955.70                    19147.38
  1991/08/31      25926.88                    19601.17
  1991/09/30      25336.79                    19273.83
  1991/10/31      25299.91                    19532.10
  1991/11/30      23800.11                    18744.96
  1991/12/31      26521.08                    20889.38
  1992/01/31      27285.72                    20500.84
  1992/02/29      28519.88                    20767.35
  1992/03/31      27567.43                    20362.38
  1992/04/30      28318.66                    20961.04
  1992/05/31      28721.11                    21063.75
  1992/06/30      28063.78                    20749.90
  1992/07/31      29029.65                    21598.57
  1992/08/31      28224.76                    21155.80
  1992/09/30      28305.25                    21405.44
  1992/10/31      28358.91                    21480.36
  1992/11/30      29727.22                    22212.84
  1992/12/31      30506.15                    22486.05
  1993/01/31      31436.21                    22674.94
  1993/02/28      31522.07                    22983.32
  1993/03/31      32695.38                    23468.26
  1993/04/30      32752.62                    22900.33
  1993/05/31      33668.37                    23514.06
  1993/06/30      33797.15                    23582.25
  1993/07/31      34026.09                    23487.92
  1993/08/31      35070.62                    24378.11
  1993/09/30      35199.40                    24190.40
  1993/10/31      36329.79                    24691.14
  1993/11/30      36158.09                    24456.58
  1993/12/31      37270.37                    24752.50
  1994/01/31      39332.71                    25594.09
  1994/02/28      38739.23                    24900.49
  1994/03/31      37092.33                    23814.83
  1994/04/30      38071.57                    24119.66
  1994/05/31      38279.29                    24515.22
  1994/06/30      37240.70                    23914.60
  1994/07/31      38294.12                    24699.00
  1994/08/31      39911.35                    25711.65
  1994/09/30      38709.56                    25081.72
  1994/10/31      39495.91                    25646.06
  1994/11/30      38234.77                    24712.03
  1994/12/31      38335.16                    25078.51
  1995/01/31      38633.67                    25728.79
  1995/02/28      39812.01                    26731.44
  1995/03/31      40833.23                    27520.29
  1995/04/30      42215.81                    28330.76
  1995/05/31      43975.46                    29463.14
  1995/06/30      45468.01                    30147.57
  1995/07/31      46976.28                    31147.26
  1995/08/31      47306.22                    31225.44
  1995/09/30      48201.75                    32543.16
  1995/10/31      48531.69                    32426.98
  1995/11/30      49710.02                    33850.52
  1995/12/31      51000.16                    34502.48
  1996/01/31      51806.10                    35676.95
  1996/02/29      51661.03                    36007.67
  1996/03/31      51580.44                    36354.43
  1996/04/30      52434.74                    36890.29
  1996/05/31      53498.58                    37841.69
  1996/06/30      53788.72                    37985.87
  1996/07/31      52273.55                    36307.65
  1996/08/31      52692.64                    37073.38
  1996/09/30      55174.95                    39159.87
  1996/10/31      57076.98                    40239.90
  1996/11/30      61558.03                    43281.64
  1996/12/31      60043.12                    42424.23
  1997/01/31      63002.75                    45074.89
  1997/02/28      63530.04                    45428.28
  1997/03/31      60383.31                    43561.63
  1997/04/30      63070.79                    46162.26
  1997/05/31      66931.92                    48972.62
  1997/06/30      68973.05                    51166.59
  1997/07/31      74058.85                    55237.92
  1997/08/31      71303.33                    52143.49
  1997/09/30      74075.86                    54999.39
  1997/10/31      72459.97                    53162.41
  1997/11/28      74875.30                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971209 110829 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class B on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $74,875 - a 648.75% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. The initial offering of Class C shares took place on November 3, 1997.
Returns between March 3, 1997 and November 3, 1997 are those of Class
B and reflect Class B's 1.00% 12b-1 fee. Returns prior to March 3,
1997 are those of Class T, the original class of the fund, and reflect
Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class
C's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C's contingent deferred sales charge included in the past one year is 1.00%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS C            22.13%   152.90%   651.81%

ADVISOR GROWTH OPPORTUNITIES - CLASS C            21.13%   152.90%   651.81%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                    28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                              22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR GROWTH OPPORTUNITIES - CLASS C      22.13%   20.39%   22.35%

ADVISOR GROWTH OPPORTUNITIES - CLASS C      21.13%   20.39%   22.35%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE                        22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971210 123339 S00000000000001
             FA Growth Opp -CL C         S&P 500
             00482                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      11422.51                    10761.00
  1988/01/31      11910.83                    11214.04
  1988/02/29      13259.02                    11736.61
  1988/03/31      13503.18                    11373.95
  1988/04/30      13906.58                    11500.20
  1988/05/31      13779.19                    11600.25
  1988/06/30      15000.00                    12132.71
  1988/07/31      14968.15                    12086.60
  1988/08/31      14458.60                    11675.66
  1988/09/30      15042.46                    12173.04
  1988/10/31      15148.62                    12511.45
  1988/11/30      14660.30                    12332.54
  1988/12/31      15223.61                    12548.36
  1989/01/31      16527.85                    13466.90
  1989/02/28      16213.04                    13131.57
  1989/03/31      16370.44                    13437.54
  1989/04/30      17427.33                    14134.94
  1989/05/31      18596.64                    14707.41
  1989/06/30      17798.36                    14623.58
  1989/07/31      18799.03                    15944.09
  1989/08/31      19496.12                    16256.59
  1989/09/30      19304.98                    16189.94
  1989/10/31      18585.40                    15814.33
  1989/11/30      18709.08                    16136.94
  1989/12/31      18898.93                    16524.23
  1990/01/31      17537.72                    15415.45
  1990/02/28      17963.10                    15614.31
  1990/03/31      18424.94                    16028.09
  1990/04/30      17817.26                    15627.39
  1990/05/31      19944.15                    17151.06
  1990/06/30      20053.53                    17034.43
  1990/07/31      19324.31                    16979.92
  1990/08/31      17197.42                    15444.94
  1990/09/30      15860.52                    14692.77
  1990/10/31      15787.60                    14629.59
  1990/11/30      17464.80                    15574.66
  1990/12/31      18587.69                    16009.20
  1991/01/31      20812.81                    16707.20
  1991/02/28      22681.41                    17901.76
  1991/03/31      23308.38                    18334.98
  1991/04/30      23787.82                    18378.99
  1991/05/31      25090.93                    19172.96
  1991/06/30      23320.67                    18294.84
  1991/07/31      24955.70                    19147.38
  1991/08/31      25926.88                    19601.17
  1991/09/30      25336.79                    19273.83
  1991/10/31      25299.91                    19532.10
  1991/11/30      23800.11                    18744.96
  1991/12/31      26521.08                    20889.38
  1992/01/31      27285.72                    20500.84
  1992/02/29      28519.88                    20767.35
  1992/03/31      27567.43                    20362.38
  1992/04/30      28318.66                    20961.04
  1992/05/31      28721.11                    21063.75
  1992/06/30      28063.78                    20749.90
  1992/07/31      29029.65                    21598.57
  1992/08/31      28224.76                    21155.80
  1992/09/30      28305.25                    21405.44
  1992/10/31      28358.91                    21480.36
  1992/11/30      29727.22                    22212.84
  1992/12/31      30506.15                    22486.05
  1993/01/31      31436.21                    22674.94
  1993/02/28      31522.07                    22983.32
  1993/03/31      32695.38                    23468.26
  1993/04/30      32752.62                    22900.33
  1993/05/31      33668.37                    23514.06
  1993/06/30      33797.15                    23582.25
  1993/07/31      34026.09                    23487.92
  1993/08/31      35070.62                    24378.11
  1993/09/30      35199.40                    24190.40
  1993/10/31      36329.79                    24691.14
  1993/11/30      36158.09                    24456.58
  1993/12/31      37270.37                    24752.50
  1994/01/31      39332.71                    25594.09
  1994/02/28      38739.23                    24900.49
  1994/03/31      37092.33                    23814.83
  1994/04/30      38071.57                    24119.66
  1994/05/31      38279.29                    24515.22
  1994/06/30      37240.70                    23914.60
  1994/07/31      38294.12                    24699.00
  1994/08/31      39911.35                    25711.65
  1994/09/30      38709.56                    25081.72
  1994/10/31      39495.91                    25646.06
  1994/11/30      38234.77                    24712.03
  1994/12/31      38335.16                    25078.51
  1995/01/31      38633.67                    25728.79
  1995/02/28      39812.01                    26731.44
  1995/03/31      40833.23                    27520.29
  1995/04/30      42215.81                    28330.76
  1995/05/31      43975.46                    29463.14
  1995/06/30      45468.01                    30147.57
  1995/07/31      46976.28                    31147.26
  1995/08/31      47306.22                    31225.44
  1995/09/30      48201.75                    32543.16
  1995/10/31      48531.69                    32426.98
  1995/11/30      49710.02                    33850.52
  1995/12/31      51000.16                    34502.48
  1996/01/31      51806.10                    35676.95
  1996/02/29      51661.03                    36007.67
  1996/03/31      51580.44                    36354.43
  1996/04/30      52434.74                    36890.29
  1996/05/31      53498.58                    37841.69
  1996/06/30      53788.72                    37985.87
  1996/07/31      52273.55                    36307.65
  1996/08/31      52692.64                    37073.38
  1996/09/30      55174.95                    39159.87
  1996/10/31      57076.98                    40239.90
  1996/11/30      61558.03                    43281.64
  1996/12/31      60043.12                    42424.23
  1997/01/31      63002.75                    45074.89
  1997/02/28      63530.04                    45428.28
  1997/03/31      60383.31                    43561.63
  1997/04/30      63070.79                    46162.26
  1997/05/31      66931.92                    48972.62
  1997/06/30      68973.05                    51166.59
  1997/07/31      74058.85                    55237.92
  1997/08/31      71303.33                    52143.49
  1997/09/30      74075.86                    54999.39
  1997/10/31      72476.98                    53162.41
  1997/11/28      75181.47                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971210 123341 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class C on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $75,181 - a 651.81% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the past five year and life of fund total returns would have been lower. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Effective August 1, 1997, the maximum 5.25% sales charge was increased to 5.75%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                 PAST 1   PAST 5    LIFE OF
                                               YEAR     YEARS     FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS A         27.58%   156.63%   585.56%

ADVISOR GROWTH OPPORTUNITIES - CLASS A         20.24%   141.87%   546.14%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                 32.11%   147.49%   399.25%

GROWTH FUNDS AVERAGE                           27.28%   125.25%   N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 18, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS A   27.58%   20.74%   21.32%

ADVISOR GROWTH OPPORTUNITIES - CLASS A   20.24%   19.32%   20.61%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                  32.11%   19.87%   17.52%

GROWTH FUNDS AVERAGE                     27.28%   17.28%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971126 114249 S00000000000001
             FA Growth Opp -CL A         S&P 500
             00248                       SP001
  1987/11/18       9425.00                    10000.00
  1987/11/30       8878.35                     9391.04
  1987/12/31      10141.30                    10105.70
  1988/01/31      10574.85                    10531.15
  1988/02/29      11771.83                    11021.90
  1988/03/31      11988.60                    10681.32
  1988/04/30      12346.75                    10799.89
  1988/05/31      12233.65                    10893.85
  1988/06/30      13317.53                    11393.87
  1988/07/31      13289.25                    11350.58
  1988/08/31      12836.85                    10964.66
  1988/09/30      13355.23                    11431.75
  1988/10/31      13449.48                    11749.55
  1988/11/30      13015.93                    11581.53
  1988/12/31      13516.06                    11784.21
  1989/01/31      14674.01                    12646.82
  1989/02/28      14394.50                    12331.91
  1989/03/31      14534.25                    12619.24
  1989/04/30      15472.59                    13274.18
  1989/05/31      16510.75                    13811.79
  1989/06/30      15802.01                    13733.06
  1989/07/31      16690.43                    14973.16
  1989/08/31      17309.34                    15266.63
  1989/09/30      17139.64                    15204.04
  1989/10/31      16500.77                    14851.30
  1989/11/30      16610.57                    15154.27
  1989/12/31      16779.13                    15517.97
  1990/01/31      15570.61                    14476.72
  1990/02/28      15948.27                    14663.46
  1990/03/31      16358.31                    15052.05
  1990/04/30      15818.79                    14675.75
  1990/05/31      17707.11                    16106.63
  1990/06/30      17804.23                    15997.11
  1990/07/31      17156.80                    15945.91
  1990/08/31      15268.47                    14504.40
  1990/09/30      14081.52                    13798.04
  1990/10/31      14016.78                    13738.71
  1990/11/30      15505.86                    14626.23
  1990/12/31      16502.80                    15034.30
  1991/01/31      18478.34                    15689.80
  1991/02/28      20137.35                    16811.62
  1991/03/31      20693.99                    17218.46
  1991/04/30      21119.66                    17259.78
  1991/05/31      22276.60                    18005.40
  1991/06/30      20704.91                    17180.76
  1991/07/31      22156.54                    17981.38
  1991/08/31      23018.79                    18407.54
  1991/09/30      22494.89                    18100.13
  1991/10/31      22462.15                    18342.67
  1991/11/30      21130.57                    17603.46
  1991/12/31      23546.34                    19617.30
  1992/01/31      24225.22                    19252.42
  1992/02/29      25320.95                    19502.70
  1992/03/31      24475.33                    19122.40
  1992/04/30      25142.30                    19684.60
  1992/05/31      25499.60                    19781.05
  1992/06/30      24916.01                    19486.31
  1992/07/31      25773.54                    20283.30
  1992/08/31      25058.93                    19867.50
  1992/09/30      25130.39                    20101.93
  1992/10/31      25178.03                    20172.29
  1992/11/30      26392.86                    20860.16
  1992/12/31      27084.43                    21116.74
  1993/01/31      27910.17                    21294.13
  1993/02/28      27986.39                    21583.73
  1993/03/31      29028.10                    22039.14
  1993/04/30      29078.92                    21505.79
  1993/05/31      29891.96                    22082.15
  1993/06/30      30006.29                    22146.19
  1993/07/31      30209.55                    22057.60
  1993/08/31      31136.93                    22893.59
  1993/09/30      31251.26                    22717.31
  1993/10/31      32254.86                    23187.55
  1993/11/30      32102.41                    22967.27
  1993/12/31      33089.94                    23245.18
  1994/01/31      34920.95                    24035.51
  1994/02/28      34394.04                    23384.15
  1994/03/31      32931.87                    22364.60
  1994/04/30      33801.27                    22650.87
  1994/05/31      33985.69                    23022.34
  1994/06/30      33063.60                    22458.29
  1994/07/31      33998.86                    23194.93
  1994/08/31      35434.69                    24145.92
  1994/09/30      34367.70                    23554.34
  1994/10/31      35065.85                    24084.32
  1994/11/30      33946.17                    23207.17
  1994/12/31      34035.30                    23551.33
  1995/01/31      34300.33                    24162.01
  1995/02/28      35346.49                    25103.61
  1995/03/31      36253.17                    25844.42
  1995/04/30      37480.67                    26605.53
  1995/05/31      39042.95                    27668.96
  1995/06/30      40368.09                    28311.71
  1995/07/31      41707.19                    29250.52
  1995/08/31      42000.12                    29323.94
  1995/09/30      42795.20                    30561.41
  1995/10/31      43088.13                    30452.31
  1995/11/30      44134.30                    31789.16
  1995/12/31      45279.72                    32401.42
  1996/01/31      45995.27                    33504.37
  1996/02/29      45866.47                    33814.95
  1996/03/31      45794.92                    34140.59
  1996/04/30      46553.39                    34643.82
  1996/05/31      47497.91                    35537.29
  1996/06/30      47755.51                    35672.68
  1996/07/31      46410.28                    34096.66
  1996/08/31      46782.37                    34815.76
  1996/09/30      48986.25                    36775.19
  1996/10/31      50646.31                    37789.45
  1996/11/30      54624.75                    40645.96
  1996/12/31      53290.80                    39840.76
  1997/01/31      55931.81                    42330.01
  1997/02/28      56402.34                    42661.88
  1997/03/31      53609.54                    40908.90
  1997/04/30      56038.06                    43351.17
  1997/05/31      59498.70                    45990.39
  1997/06/30      61365.62                    48050.75
  1997/07/31      65903.91                    51874.15
  1997/08/31      63490.57                    48968.16
  1997/09/30      66010.16                    51650.15
  1997/10/31      64613.76                    49925.03
IMATRL PRASUN   SHR__CHT 19971031 19971126 114253 R00000000000123
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class A on November 18, 1987, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $64,614 - a 546.14% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,925 - a 399.25% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                 PAST 1   PAST 5    LIFE OF
                                               YEAR     YEARS     FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS T         27.43%   156.47%   585.14%

ADVISOR GROWTH OPPORTUNITIES - CLASS T         22.97%   147.49%   561.16%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                 32.11%   147.49%   399.25%

GROWTH FUNDS AVERAGE                           27.28%   125.25%   N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 18, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS T   27.43%   20.73%   21.32%

ADVISOR GROWTH OPPORTUNITIES - CLASS T   22.97%   19.87%   20.88%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                  32.11%   19.87%   17.52%

GROWTH FUNDS AVERAGE                     27.28%   17.28%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971126 114412 S00000000000001
             FA Growth Opp -CL T         S&P 500
             00168                       SP001
  1987/11/18       9650.00                    10000.00
  1987/11/30       9090.30                     9391.04
  1987/12/31      10383.40                    10105.70
  1988/01/31      10827.30                    10531.15
  1988/02/29      12052.85                    11021.90
  1988/03/31      12274.80                    10681.32
  1988/04/30      12641.50                    10799.89
  1988/05/31      12525.70                    10893.85
  1988/06/30      13635.45                    11393.87
  1988/07/31      13606.50                    11350.58
  1988/08/31      13143.30                    10964.66
  1988/09/30      13674.05                    11431.75
  1988/10/31      13770.55                    11749.55
  1988/11/30      13326.65                    11581.53
  1988/12/31      13838.72                    11784.21
  1989/01/31      15024.31                    12646.82
  1989/02/28      14738.14                    12331.91
  1989/03/31      14881.22                    12619.24
  1989/04/30      15841.96                    13274.18
  1989/05/31      16904.91                    13811.79
  1989/06/30      16179.24                    13733.06
  1989/07/31      17088.88                    14973.16
  1989/08/31      17722.56                    15266.63
  1989/09/30      17548.81                    15204.04
  1989/10/31      16894.69                    14851.30
  1989/11/30      17007.11                    15154.27
  1989/12/31      17179.70                    15517.97
  1990/01/31      15942.32                    14476.72
  1990/02/28      16329.00                    14663.46
  1990/03/31      16748.82                    15052.05
  1990/04/30      16196.42                    14675.75
  1990/05/31      18129.83                    16106.63
  1990/06/30      18229.26                    15997.11
  1990/07/31      17566.38                    15945.91
  1990/08/31      15632.97                    14504.40
  1990/09/30      14417.69                    13798.04
  1990/10/31      14351.40                    13738.71
  1990/11/30      15876.03                    14626.23
  1990/12/31      16896.77                    15034.30
  1991/01/31      18919.46                    15689.80
  1991/02/28      20618.08                    16811.62
  1991/03/31      21188.01                    17218.46
  1991/04/30      21623.84                    17259.78
  1991/05/31      22808.40                    18005.40
  1991/06/30      21199.19                    17180.76
  1991/07/31      22685.48                    17981.38
  1991/08/31      23568.31                    18407.54
  1991/09/30      23031.91                    18100.13
  1991/10/31      22998.38                    18342.67
  1991/11/30      21635.02                    17603.46
  1991/12/31      24108.45                    19617.30
  1992/01/31      24803.54                    19252.42
  1992/02/29      25925.43                    19502.70
  1992/03/31      25059.62                    19122.40
  1992/04/30      25742.51                    19684.60
  1992/05/31      26108.35                    19781.05
  1992/06/30      25510.82                    19486.31
  1992/07/31      26388.82                    20283.30
  1992/08/31      25657.15                    19867.50
  1992/09/30      25730.32                    20101.93
  1992/10/31      25779.10                    20172.29
  1992/11/30      27022.93                    20860.16
  1992/12/31      27731.00                    21116.74
  1993/01/31      28576.46                    21294.13
  1993/02/28      28654.50                    21583.73
  1993/03/31      29721.08                    22039.14
  1993/04/30      29773.11                    21505.79
  1993/05/31      30605.56                    22082.15
  1993/06/30      30722.62                    22146.19
  1993/07/31      30930.74                    22057.60
  1993/08/31      31880.25                    22893.59
  1993/09/30      31997.31                    22717.31
  1993/10/31      33024.87                    23187.55
  1993/11/30      32868.78                    22967.27
  1993/12/31      33879.89                    23245.18
  1994/01/31      35754.61                    24035.51
  1994/02/28      35215.12                    23384.15
  1994/03/31      33718.04                    22364.60
  1994/04/30      34608.20                    22650.87
  1994/05/31      34797.02                    23022.34
  1994/06/30      33852.91                    22458.29
  1994/07/31      34810.51                    23194.93
  1994/08/31      36280.61                    24145.92
  1994/09/30      35188.15                    23554.34
  1994/10/31      35902.97                    24084.32
  1994/11/30      34756.56                    23207.17
  1994/12/31      34847.81                    23551.33
  1995/01/31      35119.17                    24162.01
  1995/02/28      36190.31                    25103.61
  1995/03/31      37118.63                    25844.42
  1995/04/30      38375.44                    26605.53
  1995/05/31      39975.01                    27668.96
  1995/06/30      41331.79                    28311.71
  1995/07/31      42702.85                    29250.52
  1995/08/31      43002.77                    29323.94
  1995/09/30      43816.84                    30561.41
  1995/10/31      44116.76                    30452.31
  1995/11/30      45187.90                    31789.16
  1995/12/31      46360.67                    32401.42
  1996/01/31      47093.30                    33504.37
  1996/02/29      46961.43                    33814.95
  1996/03/31      46888.16                    34140.59
  1996/04/30      47664.75                    34643.82
  1996/05/31      48631.82                    35537.29
  1996/06/30      48895.56                    35672.68
  1996/07/31      47518.22                    34096.66
  1996/08/31      47899.19                    34815.76
  1996/09/30      50155.68                    36775.19
  1996/10/31      51884.68                    37789.45
  1996/11/30      55958.09                    40645.96
  1996/12/31      54581.00                    39840.76
  1997/01/31      57271.39                    42330.01
  1997/02/28      57750.72                    42661.88
  1997/03/31      54890.24                    40908.90
  1997/04/30      57364.16                    43351.17
  1997/05/31      60904.97                    45990.39
  1997/06/30      62806.80                    48050.75
  1997/07/31      67460.88                    51874.15
  1997/08/31      64986.95                    48968.16
  1997/09/30      67553.65                    51650.15
  1997/10/31      66115.68                    49925.03
IMATRL PRASUN   SHR__CHT 19971031 19971126 114421 R00000000000123
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on November 18, 1987, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $66,116 - a 561.16% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,925 - a 399.25% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3,
1997. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee
(0.65% prior to January 1, 1996). Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class
B's contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 5%, 2% and
0%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                    PAST 1   PAST 5    LIFE OF
                                                  YEAR     YEARS     FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS B            26.95%   155.51%   582.57%

ADVISOR GROWTH OPPORTUNITIES - CLASS B            21.95%   153.51%   582.57%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                    32.11%   147.49%   399.25%

GROWTH FUNDS AVERAGE                              27.28%   125.25%   N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 18, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

ADVISOR GROWTH OPPORTUNITIES - CLASS B      26.95%   20.64%   21.27%

ADVISOR GROWTH OPPORTUNITIES - CLASS B      21.95%   20.45%   21.27%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     32.11%   19.87%   17.52%

GROWTH FUNDS AVERAGE                        27.28%   17.28%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971126 114400 S00000000000001
             FA Growth Opp -CL B         S&P 500
             00278                       SP001
  1987/11/18      10000.00                    10000.00
  1987/11/30       9420.00                     9391.04
  1987/12/31      10760.00                    10105.70
  1988/01/31      11220.00                    10531.15
  1988/02/29      12490.00                    11021.90
  1988/03/31      12720.00                    10681.32
  1988/04/30      13100.00                    10799.89
  1988/05/31      12980.00                    10893.85
  1988/06/30      14130.00                    11393.87
  1988/07/31      14100.00                    11350.58
  1988/08/31      13620.00                    10964.66
  1988/09/30      14170.00                    11431.75
  1988/10/31      14270.00                    11749.55
  1988/11/30      13810.00                    11581.53
  1988/12/31      14340.64                    11784.21
  1989/01/31      15569.24                    12646.82
  1989/02/28      15272.68                    12331.91
  1989/03/31      15420.96                    12619.24
  1989/04/30      16416.54                    13274.18
  1989/05/31      17518.04                    13811.79
  1989/06/30      16766.06                    13733.06
  1989/07/31      17708.68                    14973.16
  1989/08/31      18365.34                    15266.63
  1989/09/30      18185.29                    15204.04
  1989/10/31      17507.45                    14851.30
  1989/11/30      17623.95                    15154.27
  1989/12/31      17802.80                    15517.97
  1990/01/31      16520.54                    14476.72
  1990/02/28      16921.24                    14663.46
  1990/03/31      17356.29                    15052.05
  1990/04/30      16783.86                    14675.75
  1990/05/31      18787.39                    16106.63
  1990/06/30      18890.43                    15997.11
  1990/07/31      18203.50                    15945.91
  1990/08/31      16199.97                    14504.40
  1990/09/30      14940.61                    13798.04
  1990/10/31      14871.92                    13738.71
  1990/11/30      16451.84                    14626.23
  1990/12/31      17509.61                    15034.30
  1991/01/31      19605.66                    15689.80
  1991/02/28      21365.89                    16811.62
  1991/03/31      21956.49                    17218.46
  1991/04/30      22408.13                    17259.78
  1991/05/31      23635.65                    18005.40
  1991/06/30      21968.07                    17180.76
  1991/07/31      23508.27                    17981.38
  1991/08/31      24423.12                    18407.54
  1991/09/30      23867.26                    18100.13
  1991/10/31      23832.52                    18342.67
  1991/11/30      22419.71                    17603.46
  1991/12/31      24982.85                    19617.30
  1992/01/31      25703.15                    19252.42
  1992/02/29      26865.73                    19502.70
  1992/03/31      25968.52                    19122.40
  1992/04/30      26676.18                    19684.60
  1992/05/31      27055.28                    19781.05
  1992/06/30      26436.08                    19486.31
  1992/07/31      27345.93                    20283.30
  1992/08/31      26587.72                    19867.50
  1992/09/30      26663.54                    20101.93
  1992/10/31      26714.09                    20172.29
  1992/11/30      28003.04                    20860.16
  1992/12/31      28736.79                    21116.74
  1993/01/31      29612.91                    21294.13
  1993/02/28      29693.79                    21583.73
  1993/03/31      30799.05                    22039.14
  1993/04/30      30852.96                    21505.79
  1993/05/31      31715.61                    22082.15
  1993/06/30      31836.92                    22146.19
  1993/07/31      32052.58                    22057.60
  1993/08/31      33036.53                    22893.59
  1993/09/30      33157.84                    22717.31
  1993/10/31      34222.66                    23187.55
  1993/11/30      34060.92                    22967.27
  1993/12/31      35108.69                    23245.18
  1994/01/31      37051.41                    24035.51
  1994/02/28      36492.36                    23384.15
  1994/03/31      34940.98                    22364.60
  1994/04/30      35863.42                    22650.87
  1994/05/31      36059.09                    23022.34
  1994/06/30      35080.74                    22458.29
  1994/07/31      36073.06                    23194.93
  1994/08/31      37596.49                    24145.92
  1994/09/30      36464.40                    23554.34
  1994/10/31      37205.15                    24084.32
  1994/11/30      36017.16                    23207.17
  1994/12/31      36111.72                    23551.33
  1995/01/31      36392.92                    24162.01
  1995/02/28      37502.91                    25103.61
  1995/03/31      38464.90                    25844.42
  1995/04/30      39767.29                    26605.53
  1995/05/31      41424.88                    27668.96
  1995/06/30      42830.87                    28311.71
  1995/07/31      44251.66                    29250.52
  1995/08/31      44562.46                    29323.94
  1995/09/30      45406.05                    30561.41
  1995/10/31      45716.85                    30452.31
  1995/11/30      46826.84                    31789.16
  1995/12/31      48042.15                    32401.42
  1996/01/31      48801.35                    33504.37
  1996/02/29      48664.69                    33814.95
  1996/03/31      48588.77                    34140.59
  1996/04/30      49393.52                    34643.82
  1996/05/31      50395.66                    35537.29
  1996/06/30      50668.98                    35672.68
  1996/07/31      49241.68                    34096.66
  1996/08/31      49636.47                    34815.76
  1996/09/30      51974.80                    36775.19
  1996/10/31      53766.51                    37789.45
  1996/11/30      57987.66                    40645.96
  1996/12/31      56560.62                    39840.76
  1997/01/31      59348.59                    42330.01
  1997/02/28      59845.30                    42661.88
  1997/03/31      56881.08                    40908.90
  1997/04/30      59412.68                    43351.17
  1997/05/31      63049.87                    45990.39
  1997/06/30      64972.61                    48050.75
  1997/07/31      69763.44                    51874.15
  1997/08/31      67167.74                    48968.16
  1997/09/30      69779.46                    51650.15
  1997/10/31      68257.29                    49925.03
IMATRL PRASUN   SHR__CHT 19971031 19971126 114405 R00000000000123
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class B on November 18, 1987, when the fund started. As the chart shows, by October 31, 1997, the value of the investment would have been $68,257
- a 582.57% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,925 - a 399.25% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with George Vanderheiden, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the 12-month period that ended October 31, 1997, the fund's Class A, Class T and Class B shares returned 27.58%, 27.43%, and 26.95%, respectively. The growth funds average, as tracked by Lipper Analytical Services, returned 27.28% during that period, while the Standard & Poor's 500 Index returned 32.11%. For the 12-month period that ended November 30, 1997, the fund's Class A, Class T, Class B and Class C shares returned 22.32%, 22.13%, 21.63% and 22.13%, respectively. The Lipper group and S&P 500 returned 22.00% and 28.51%, respectively.
Q. WHAT MARKET SECTORS HELPED THE FUND'S PERFORMANCE?
A. Over the year ended October 31, stocks in the technology, basic industries and consumer nondurable sectors had the biggest impact on performance. Despite the stigma of litigation, tobacco and consumer nondurable giant Philip Morris was the single biggest contributor to the fund's performance during the period. Strong growth in personal computer sales and corporate spending on telecommunications and networking hardware propelled the fund's technology positions to healthy gains. Compaq Computer, for instance, reported strong unit growth - a key to success given the lack of pricing power in the industry.
Q. HOW DID THE INVESTMENT CLIMATE DURING THE PERIOD AFFECT THE FUND?
A. The past year has been a very favorable environment for U.S. stocks, and the fund has certainly benefited. For the full period, large-capitalization U.S. companies continued to be among the best investments available. I have had about two-thirds of the fund's assets invested in companies with market capitalizations greater than $15 billion, which was the strongest segment of the market for much of the period.
Q. HAVE YOU SEEN ANY IMPORTANT CHANGES IN THE EQUITY MARKET?
A. One of the more significant equity market changes was the resurgence of small stocks relative to larger stocks during August, September and October. This shift, I believe, was due to several factors. First, when the Federal Reserve Board starts raising interest rates as it did this past spring, investors typically take refuge in those stocks with lower, more conservative valuations, which small-cap stocks had when rates began climbing. Second, large-cap companies have recently seen their earnings growth slow. The valuation levels of many large-cap companies, particularly in the consumer and technology sector, were based upon continued strength in earnings growth. Third, small-cap stocks have historically outperformed when economic strength is broadening and accelerating, especially after an economic slowdown like we had in the first three quarters of 1996.
Q. WHAT IMPLICATIONS DO THE FALTERING SOUTHEAST ASIAN ECONOMIES HAVE FOR THE U.S. STOCK MARKET AND FOR THE FUND ITSELF?
A. U.S. investors face three main risks from the economic problems in Southeast Asia. The first is that the widespread financial problems could push the region, including China, into a recession. This in turn would slow world economic growth, including that of the United States. The second risk is that currency devaluations could escalate and ultimately lead to a slowdown in world trade. Over the past several months, many Southeast Asian countries have tried to reverse their economic deterioration by devaluing their currencies. Cheaper currency reduces the price of exports, thereby allowing a country to sell more goods - which increases factory utilization and improves the economy. The problem is that all the economies of Southeast Asia are heavily dependent on exporting. For example, Thailand's export-share gain may be South Korea's share loss. The risk is that the countries in Southeast Asia may embark upon another round of competitive currency devaluations that ultimately forces other export-based countries around the world to react. The final risk is that the bank crisis in the region could escalate as real estate prices fall. A significant portion of bank lending activity has involved real estate projects.
Q. DID YOU MAKE ANY ADJUSTMENTS TO THE PORTFOLIO DURING THE RECENT
MARKET DECLINE?
A. I didn't make any significant changes to the fund during the October decline. The Asian crisis has not yet resulted in any great opportunities to purchase companies at bargain prices in the U.S. Although the Dow Jones Industrial Average fell over 1,000 points from its peak this past August to its low in October - just as it did in October 1987 - the U.S. stock market is not even close to offering the same type of bargains that were available 10 years ago. Despite the fact that the Dow decreased over 13% from its August peak to its October low, many stocks were still selling at the top-end of their historic valuations. However, I continue to monitor the situation in Southeast Asia - particularly Hong Kong - for attractive opportunities.
Q. HOW DID THE FUND'S BOND AND CASH HOLDINGS AFFECT PERFORMANCE?
A. Relative to the performance of the S&P 500, the bond and cash holdings hurt performance over the 12 months ended October 31. The allocations to bonds reduced the return of the fund by approximately 2%. Compared to the S&P 500, the allocation to cash reduced the return of the fund by about 2%. Over the past year, the equity holdings in the fund returned 34.12%, outperforming the S&P 500 return of 32.11%.
Q. WHY DOES THE FUND OWN BONDS?
A. The fund owns bonds because they are currently among the most undervalued and attractively priced financial assets. Four years ago, the 30-year Treasury bond yield was 5.8%. Since then, inflation has declined and industrial capacity has, on average, grown in line with demand, both factors that should relieve pressure on interest rates. In spite of this, prices on the 30-year Treasury bond remained below their level of four years ago. In addition, one potential shock to the economy that could disrupt the stock market is deflation. In this scenario, the prices of products and services fall, the economy begins to slow and earnings decline. Though I consider this development somewhat unlikely, Treasury bonds would be the best assets to own under these circumstances.
Q. THE FUND'S FISCAL YEAR-END HAS BEEN CHANGED FROM OCTOBER 31 TO NOVEMBER 30. CAN YOU GIVE AN UPDATE ON MARKET EVENTS IN THE MONTH OF NOVEMBER AND HOW THEY AFFECTED THE FUND?
A. The Asian currency crises continued to be the big story through November, causing very high market volatility not only in that region, but also in Europe and the U.S. The fund has fared comparatively well amidst all this, for a couple of reasons. First, equity market turmoil has turned investors' attention a bit more toward bonds - which has benefited the fund's bond positions - and interest rates have moved lower. Many of the fund's top holdings have been financial stocks, and they have benefited from their interest-rate sensitivity. Second, the fund owned fewer of the smaller and more commodity-oriented semiconductor and technology stocks that have fallen so sharply on concerns over the events in Asia.
Q. WHAT'S YOUR OUTLOOK?
A. I have positioned the fund with two scenarios in mind. The first is what many call the "Goldilocks" economy, in which the economy grows not too slow, not too fast, but just right. Also in this scenario, inflation remains subdued, corporate profits grow steadily and the stock market grows along with corporate profits. Another possibility is that of deflation, which I mentioned earlier. I'll try to take advantage of a low inflation environment by focusing the fund on four areas: (1) innovative companies in the technology, health care and telecommunications sectors with strong unit growth; (2) financial-sector companies that stand to benefit from lower interest rates; (3) strong global-oriented companies; and (4) industries in which consolidation is occurring and growth rates are strong. Shareholders should keep in mind that there will always be short-term market fluctuations. It's important to remain focused on the long-term, and I feel I've positioned the fund to weather any type of investment climate over the next five to 10 years.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE VANDERHEIDEN ON THE
IMPORTANCE OF A BEING A
LONG-TERM INVESTOR:
"November 1997 marks the 10-year
anniversary of the Advisor Growth
Opportunities Fund. If you had
$10,000 invested in the fund on
November 30, 1987, your
investment in Class T shares would
have grown to $75,181 by
November 30, 1997. Comparable
investments in both the S&P 500
and the fund's Lipper peer group
would have only grown to $55,623
and $49,030, respectively.
"Although investors may be
concerned over October's events,
keep in mind that short-term
market fluctuations such as the
one we had in October are
essentially meaningless over the
long-term. Rather than become
distracted by the investment fads of
the moment, I remain focused on
investing in securities that I
believe offer the best return
potential over the next five to 10
years. I also keep the fund
diversified across industry sectors
and may invest a portion in bonds
when I feel bonds are attractively
priced. I have learned to hedge my
investment choices when I feel I
don't have all the answers. This gives
me confidence that shareholders
will be positioned to benefit over
the next 10 years, just as they
have during the past 10 years."
FUND FACTS
GOAL: to provide capital
growth by investing primarily
in common stocks and
securities convertible into
common stocks
START DATE: November 18, 1987
SIZE:
as of November 30, 1997,
more than $21.3 billion
MANAGER: George Vanderheiden,
since 1987; joined Fidelity
in 1971
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997

                               % OF FUND'S INVESTMENTS AS OF

                                                               OCTOBER 31, 1997   APRIL 30, 1997

PHILIP MORRIS                  6.0                             5.7                7.2
 COMPANIES, INC.

FEDERAL NATIONAL               5.0                             4.8                5.0
 MORTGAGE ASSOCIATION

FLEET FINANCIAL GROUP, INC.    3.0                             2.9                3.1

COLUMBIA/HCA                   2.9                             2.5                2.0
 HEALTHCARE CORP.

FEDERAL HOME LOAN              2.8                             2.7                2.7
 MORTGAGE CORPORATION

GENERAL MOTORS CORP.           1.9                             2.3                2.6

HOME DEPOT, INC.               1.9                             2.0                0.9

WAL-MART STORES, INC.          1.8                             1.6                1.4

VODAFONE GROUP PLC             1.6                             1.4                1.6
 SPONSORED ADR

INTERNATIONAL BUSINESS         1.6                             1.7                3.5
 MACHINES CORP.


TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
      % OF FUND'S INVESTMENTS AS OF

                            OCTOBER 31, 1997   APRIL 30, 1997

FINANCE              18.8   18.4               16.5

TECHNOLOGY           10.7   11.3               14.4

RETAIL & WHOLESALE   8.0    8.1                5.4

HEALTH               7.9    7.3                5.8

UTILITIES            7.2    6.3                6.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
 AS OF NOVEMBER 30, 1997 * AS OF OCTOBER 31, 1997 ** AS OF APRIL 30,
1997 ***
ROW: 1, COL: 1, VALUE: 7.6
ROW: 1, COL: 2, VALUE: 12.1
ROW: 1, COL: 3, VALUE: 80.3
ROW: 1, COL: 1, VALUE: 7.1
ROW: 1, COL: 2, VALUE: 12.1
ROW: 1, COL: 3, VALUE: 80.8
ROW: 1, COL: 1, VALUE: 7.6
ROW: 1, COL: 2, VALUE: 12.9
ROW: 1, COL: 3, VALUE: 79.5
STOCKS 80.3%
BONDS 12.1%
SHORT-TERM
INVESTMENTS 7.6%
FOREIGN
INVESTMENTS 7.9%
STOCKS 80.8%
BONDS 12.1%
SHORT-TERM
INVESTMENTS 7.1%
FOREIGN
INVESTMENTS 8.0%
STOCKS 79.5%
BONDS 12.9%
SHORT-TERM
INVESTMENTS 7.6%
FOREIGN
INVESTMENTS 8.1%
**
*
***
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 80.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.5%
AEROSPACE & DEFENSE - 0.0%
Boeing Co.   20,500 $ 1,089
Gulfstream Aerospace Corp. (a)  235,800  6,926
  8,015
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   1,497,700  83,778
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  105,400  2,991
Newport News Shipbuilding, Inc.   324,000  7,857
  10,848
TOTAL AEROSPACE & DEFENSE   102,641
BASIC INDUSTRIES - 3.3%
CHEMICALS & PLASTICS - 2.2%
Air Products & Chemicals, Inc.   333,800  25,598
Dow Chemical Co.   92,700  9,154
du Pont (E.I.) de Nemours & Co.   3,735,100  226,207
Raychem Corp.   1,439,600  136,132
Union Carbide Corp.   1,577,800  69,621
  466,712
PACKAGING & CONTAINERS - 0.7%
Bemis Co., Inc.   298,300  12,566
Corning, Inc.   1,353,600  57,444
Owens-Illinois, Inc. (a)  2,292,200  77,648
  147,658
PAPER & FOREST PRODUCTS - 0.4%
Boise Cascade Corp.   608,100  20,485
Champion International Corp.   747,000  40,011
International Paper Co.   93,700  4,445
Willamette Industries, Inc.   503,800  17,696
  82,637
TOTAL BASIC INDUSTRIES   697,007
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.3%
CONSTRUCTION - 1.0%
Centex Corp.   543,700 $ 34,457
D.R. Horton, Inc.   1,689,780  30,099
Fleetwood Enterprises, Inc. (c)  2,038,852  72,762
Kaufman & Broad Home Corp. (c)  2,614,000  56,691
U.S. Home Corp.   560,100  20,794
  214,803
ENGINEERING - 0.3%
Fluor Corp.   1,767,600  63,523
TOTAL CONSTRUCTION & REAL ESTATE   278,326
DURABLES - 4.0%
AUTOS, TIRES, & ACCESSORIES - 2.8%
Circuit City Stores, Inc. - CarMax Group  129,700  1,548
Cummins Engine Co., Inc.   612,600  39,436
Discount Auto Parts, Inc. (a)(c)  947,000  17,697
Federal-Mogul Corp.   307,100  12,630
General Motors Corp.   6,738,739  411,063
Gentex Corp. (a)  267,900  6,631
Goodyear Tire & Rubber Co.   396,200  24,044
Honda Motor Co. Ltd.   377,000  13,627
Magna International, Inc. Class A  831,000  52,344
Superior Industries International, Inc.   848,100  22,051
  601,071
CONSUMER ELECTRONICS - 0.6%
Newell Co.   600,900  24,524
Philips Electronics NV  490,000  32,830
Philips Electronics NV (Bearer)  1,149,700  75,876
  133,230
TEXTILES & APPAREL - 0.6%
Burlington Industries, Inc. (a)  1,068,000  15,486
Liz Claiborne, Inc.   686,800  34,512
NIKE, Inc. Class B  1,298,200  63,206
Reebok International Ltd. (a)  202,400  7,957
  121,161
TOTAL DURABLES   855,462
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 5.3%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   1,189,200 $ 37,460
OIL & GAS - 5.1%
Amerada Hess Corp.   545,300  30,537
Atlantic Richfield Co.   719,400  58,631
British Petroleum PLC ADR  2,599,126  215,727
Burlington Resources, Inc.   2,852,865  126,953
Elf Aquitaine SA sponsored ADR  287,447  16,456
Enron Oil & Gas Co.   256,500  4,890
Kerr-McGee Corp.   420,200  27,865
Mobil Corp.   18,100  1,302
Occidental Petroleum Corp.   4,296,100  127,540
Phillips Petroleum Co.   50,000  2,422
Royal Dutch Petroleum Co.   5,064,800  266,852
Santa Fe Energy Resources, Inc.   419,600  4,694
Tosco Corp.   4,277,500  139,286
Total SA Class B  197,574  20,737
Total SA sponsored ADR  435,352  22,883
Valero Energy Corp.   428,400  13,441
  1,080,216
TOTAL ENERGY   1,117,676
FINANCE - 18.8%
BANKS - 1.4%
Credit Suisse Group (Reg.)  612,400  89,506
NationsBank Corp.   1,652,500  99,253
Providian Financial Corp.   2,484,800  109,487
  298,246
CREDIT & OTHER FINANCE - 3.3%
CIT Group, Inc. Class A  451,100  13,702
Fleet Financial Group, Inc.   9,706,510  641,236
Green Tree Financial Corp.   1,025,600  31,409
Money Store, Inc.   451,100  11,306
  697,653
FEDERAL SPONSORED CREDIT - 7.8%
Federal Home Loan Mortgage Corporation  14,533,200  599,494
Federal National Mortgage Association  20,377,220  1,076,172
  1,675,666
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 5.8%
AFLAC, Inc.   477,950 $ 22,045
Aegon NV (Reg.)  80,484  6,841
Allmerica Financial Corp.   912,000  44,232
Allstate Corp.   3,459,982  297,126
American International Group, Inc.   2,354,775  237,391
CIGNA Corp.   1,067,800  178,590
General Re Corp.   239,500  47,541
Loews Corp.   698,100  74,086
MGIC Investment Corp.   2,279,800  133,226
PMI Group, Inc.   1,468,900  95,478
Provident Companies, Inc.   180,400  5,919
Reliastar Financial Corp.   479,200  17,730
Stirling Cooke Brown Holdings Ltd.   10,500  255
Torchmark Corp.   1,485,200  60,615
Travelers Property Casualty Corp. Class A  289,100  11,492
UNUM Corp.   134,200  6,366
  1,238,933
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   365,740  32,780
Ocwen Financial Corp. (a)  56,000  1,358
  34,138
SECURITIES INDUSTRY - 0.3%
Affiliated Managers Group, Inc.   73,600  1,840
United Asset Management Corp.   2,447,700  63,793
  65,633
TOTAL FINANCE   4,010,269
HEALTH - 7.9%
DRUGS & PHARMACEUTICALS - 2.9%
American Home Products Corp.   1,634,500  114,211
Amgen, Inc.   964,800  49,325
Astra AB Class A Free shares  6,517,066  113,028
COR Therapeutics, Inc. (a)  64,500  1,467
Gilead Sciences, Inc. (a)  71,700  2,474
Ligand Pharmaceuticals, Inc. Class B (a)  34,600  441
Medimmune, Inc. (a)  46,200  1,767
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Merck & Co., Inc.   298,100 $ 28,189
Novartis AG (Reg.)  72,325  115,493
Schering-Plough Corp.   2,871,500  180,007
Sepracor, Inc. (a)  222,200  8,194
  614,596
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Allegiance Corp.   104,840  3,322
Bard (C.R.), Inc.   1,074,600  32,171
Baxter International, Inc.   344,600  17,445
Biomet, Inc.   1,145,100  27,339
Johnson & Johnson  194,200  12,223
St. Jude Medical, Inc. (a)  1,775,100  52,587
  145,087
MEDICAL FACILITIES MANAGEMENT - 4.3%
AmeriPath, Inc.   6,800  114
Columbia/HCA Healthcare Corp.   20,665,763  609,640
Humana, Inc. (a)  5,083,900  112,799
Tenet Healthcare Corp. (a)  4,055,400  128,505
United HealthCare Corp.   1,508,600  78,542
  929,600
TOTAL HEALTH   1,689,283
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   804,750  20,722
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  90,500  2,240
Alcatel Alsthom Compagnie Generale d'Electricite SA  737,500  92,391
Cherry Corp.:
 Class A (a)(c)  537,300  7,992
 Class B (a)(c)  368,300  5,248
Emerson Electric Co.   282,200  15,521
General Electric Co.   1,688,600  124,534
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Grainger (W.W.), Inc.   135,300 $ 12,668
Scientific-Atlanta, Inc.   718,600  14,372
Westinghouse Electric Corp.   1,046,100  31,383
  306,349
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
Caterpillar, Inc.   2,002,300  95,985
Ultratech Stepper, Inc.  (a)(c)  1,306,700  32,178
  128,163
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   433,741  15,479
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   449,991
MEDIA & LEISURE - 4.0%
BROADCASTING - 0.7%
Comcast Corp. Class A  144,600  4,031
Comcast Corp. Class A special  262,700  7,356
Cox Communications, Inc. Class A (a)  414,400  14,064
HSN, Inc. (a)  57,505  2,566
TCI Group Class A  1,217,527  27,889
Tele-Communications, Inc. (TCI) (Ventures Group) Series A  2,053,373
46,457
Time Warner, Inc.   863,300  50,287
  152,650
ENTERTAINMENT - 0.9%
Cedar Fair LP (depositary unit)  1,362,000  36,178
King World Productions, Inc.   269,600  14,659
MGM Grand, Inc.  (a)  48,100  1,882
Royal Caribbean Cruises Ltd.   1,972,100  94,661
Viacom, Inc.:
 Class A (a)  510,300  17,733
 Class B (non-vtg.) (a)  522,800  18,298
  183,411
LEISURE DURABLES & TOYS - 0.4%
Nintendo Co. Ltd. Ord.   808,500  83,497
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.9%
Circus Circus Enterprises, Inc. (a)  1,462,400 $ 30,162
HFS, Inc. (a)  1,032,800  70,876
Harrah's Entertainment, Inc. (a)  474,300  9,516
Mirage Resorts, Inc. (a)  2,016,200  47,885
Rio Hotel & Casino, Inc. (a)  145,700  3,041
Sun International Hotels Ltd. Ord. (a)  1,124,000  42,642
  204,122
PUBLISHING - 0.4%
Cognizant Corp.   517,200  22,175
Petersen Companies, Inc. Class A  9,500  171
US WEST Media Group (a)  2,068,700  54,950
  77,296
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  325,100  4,795
McDonald's Corp.   1,738,700  84,327
Papa John's International, Inc. (a)  190,700  6,341
Tricon Global Restaurants, Inc. (a)  20,010  677
Wendy's International, Inc.   2,405,100  50,507
  146,647
TOTAL MEDIA & LEISURE   847,623
NONDURABLES - 6.8%
BEVERAGES - 0.1%
PepsiCo, Inc.   200,100  7,379
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   124,100  3,242
TOBACCO - 6.7%
Philip Morris Companies, Inc.   29,418,600  1,279,709
RJR Nabisco Holdings Corp.   4,051,760  147,636
  1,427,345
TOTAL NONDURABLES   1,437,966
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   150,100  2,467
Newmont Mining Corp.   590,481  17,751
  20,218
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 8.0%
APPAREL STORES - 0.4%
Gap, Inc.   695,300 $ 37,329
TJX Companies, Inc.   1,326,800  45,775
  83,104
DRUG STORES - 0.0%
CVS Corp.   54,500  3,617
GENERAL MERCHANDISE STORES - 2.2%
Federated Department Stores, Inc. (a)  1,561,513  71,147
Proffitts, Inc. (a)  799,800  24,444
Wal-Mart Stores, Inc.   9,353,600  373,559
  469,150
GROCERY STORES - 0.4%
Safeway, Inc. (a)  1,388,300  84,339
RETAIL & WHOLESALE, MISCELLANEOUS - 5.0%
Circuit City Stores, Inc. - Circuit City Group  4,585,300  150,455
Corporate Express, Inc.   835,500  13,055
Home Depot, Inc.   7,141,850  399,497
Lowe's Companies, Inc.   6,472,400  297,326
Officemax, Inc. (a)  2,459,325  34,584
Office Depot, Inc. (a)  713,700  16,861
PEAPOD, Inc.   48,200  380
Rex Stores Corp.  (a)  336,000  3,822
Staples, Inc. (a)  1,403,000  39,547
Toys "R" Us, Inc. (a)  1,672,500  57,074
U.S. Office Products Co. (a)  1,107,300  22,008
Viking Office Products, Inc. (a)  996,500  23,106
  1,057,715
TOTAL RETAIL & WHOLESALE   1,697,925
SERVICES - 0.2%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   229,650  11,009
LEASING & RENTAL - 0.0%
Avis Rent A Car, Inc. (a)   57,100  1,916
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   114,100  4,022
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - 0.1%
Reuters Holdings PLC ADR Class B  393,200 $ 26,590
TOTAL SERVICES   43,537
TECHNOLOGY - 10.7%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp.   570,900  15,129
COMPUTER SERVICES & SOFTWARE - 2.7%
Automatic Data Processing, Inc.   842,300  47,379
CUC International, Inc. (a)  1,916,000  55,085
Ceridian Corp. (a)  1,380,700  60,578
CompUSA, Inc. (a)  554,500  20,274
E Trade Group, Inc. (a)  434,300  10,885
Electronic Data Systems Corp.   2,921,100  111,002
Electronics for Imaging, Inc. (a)  456,400  22,021
First Data Corp.   1,542,900  43,683
Microsoft Corp. (a)  659,800  93,362
Netscape Communications Corp. (a)  11,700  333
Oracle Corp. (a)  1,176,525  39,193
PRT Group, Inc.   97,400  1,303
Paychex, Inc.   290,000  11,890
Policy Management Systems Corp. (a)(c)  932,250  60,247
  577,235
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Compaq Computer Corp.   2,995,400  187,025
Hewlett-Packard Co.   1,018,000  62,162
Ingram Micro, Inc. Class A (a)  170,000  5,153
International Business Machines Corp.   3,063,200  335,612
Quantum Corp. (a)  229,100  6,100
SCI Systems, Inc. (a)(c)  3,049,700  139,714
Tech Data Corp. (a)  1,007,300  40,670
Western Digital Corp. (a)  375,800  7,587
  784,023
ELECTRONIC INSTRUMENTS - 0.7%
Applied Materials, Inc. (a)  150,000  4,950
Cognex Corp. (a)  372,600  9,921
Lam Research Corp. (a)(c)  2,110,500  64,634
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
Novellus Systems, Inc. (a)  320,800 $ 12,070
Thermo Electron Corp. (a)  1,071,300  39,437
Varian Associates, Inc.   351,000  20,270
  151,282
ELECTRONICS - 3.5%
AMP, Inc.   2,162,400  93,929
Intel Corp.   2,917,100  226,440
International Manufacturing Services, Inc. Class A 16,200 164 Methode Electronics, Inc. Class A 609,500 9,904
Micron Technology, Inc. (a)  4,214,200  104,828
Molex, Inc.   403,325  14,016
Motorola, Inc.   467,200  29,375
Solectron Corp. (a)(c)  7,193,900  262,128
Thomas & Betts Corp.   293,800  13,331
Uniphase Corp. (a)  64,200  2,576
  756,691
TOTAL TECHNOLOGY   2,284,360
TRANSPORTATION - 0.5%
AIR TRANSPORTATION - 0.0%
Northwest Airlines Corp. Class A (a)  195,500  8,113
RAILROADS - 0.3%
Bombardier, Inc. Class B  571,800  11,805
Burlington Northern Santa Fe Corp.   182,600  16,708
CSX Corp.   715,900  37,450
  65,963
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR 539,500 12,678 Stolt-Nielsen SA 274,900 6,220
  18,898
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   120,400  3,251
Yellow Corp. (a)  613,600  16,184
  19,435
TOTAL TRANSPORTATION   112,409
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 7.2%
CELLULAR - 2.4%
AirTouch Communications, Inc.   4,139,000 $ 162,456
Century Telephone Enterprises, Inc.   170,000  7,831
Vodafone Group PLC sponsored ADR  5,133,600  338,817
  509,104
ELECTRIC UTILITY - 0.4%
American Electric Power Co., Inc.   751,900  37,266
Entergy Corp.   1,104,800  28,725
Houston Industries, Inc.   138,900  3,290
Niagara Mohawk Power Corp. (a)  468,200  4,477
PECO Energy Co.   98,500  2,395
PG&E Corp.   332,819  9,402
  85,555
GAS - 0.0%
Enron Corp.   365,600  14,167
TELEPHONE SERVICES - 4.4%
AT&T Corp.   810,400  45,281
Ameritech Corp.   693,400  53,435
Bell Atlantic Corp.   995,546  88,853
BellSouth Corp.   1,265,700  69,297
Deutsche Telekom AG  442,800  9,029
France Telecom SA  84,800  3,112
MCI Communications Corp.   7,396,900  325,001
SBC Communications, Inc.   1,062,100  77,334
Sprint Corp.   3,662,300  214,473
Telebras sponsored ADR  293,600  30,645
WorldCom, Inc. (a)  572,800  18,330
  934,790
TOTAL UTILITIES   1,543,616
TOTAL COMMON STOCKS
(Cost $11,716,632)   17,209,031
U.S. TREASURY OBLIGATIONS - 12.1%
 PRINCIPAL  VALUE (NOTE 1)
 AMOUNT (000S) (000S)
stripped principal:
 0%, 2/15/19 $ 617,000 $ 168,503
 0%, 8/15/19  420,000  111,245
 0%, 8/15/20  1,211,300  302,122
 0%, 8/15/21  212,000  49,625
6 1/4%, 8/15/23  300,750  305,589
7 5/8%, 11/15/22  106,000  125,991
8 1/8%, 8/15/19  1,229,000  1,519,929
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,285,788)   2,583,004
CASH EQUIVALENTS - 7.1%
 SHARES

Taxable Central Cash Fund (b)
(Cost $1,520,590)  1,520,590,378  1,520,590
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $15,523,010)   $ 21,312,625
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 11 of Notes to Financial Statements). INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $15,532,207,000. Net unrealized appreciation aggregated $5,780,418,000, of which $6,127,955,000 related to appreciated investment securities and $347,537,000 related to depreciated investment securities.
The fund hereby designates approximately $66,000 as a capital gain dividend for the purpose of the dividend paid deduction.
INVESTMENTS OCTOBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 80.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.7%
AEROSPACE & DEFENSE - 0.2%
Boeing Co.   601,100 $ 28,778
Gulfstream Aerospace Corp. (a)  235,800  6,838
  35,616
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   1,661,200  90,120
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  117,900  3,183
Newport News Shipbuilding, Inc.   343,600  7,388
  10,571
TOTAL AEROSPACE & DEFENSE   136,307
BASIC INDUSTRIES - 3.4%
CHEMICALS & PLASTICS - 2.2%
Air Products & Chemicals, Inc.   358,300  27,231
du Pont (E.I.) de Nemours & Co.   3,812,100  216,813
Raychem Corp.   1,439,600  130,374
Union Carbide Corp.   1,577,800  72,085
  446,503
PACKAGING & CONTAINERS - 0.7%
Bemis Co., Inc.   254,600  9,707
Corning, Inc.   1,435,000  64,754
Owens-Illinois, Inc. (a)  2,292,200  79,081
  153,542
PAPER & FOREST PRODUCTS - 0.5%
Boise Cascade Corp.   701,600  24,293
Champion International Corp.   867,100  47,853
International Paper Co.   153,900  6,926
Ivex Packaging Corp.   24,200  511
Willamette Industries, Inc.   503,800  16,657
  96,240
TOTAL BASIC INDUSTRIES   696,285
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.2%
CONSTRUCTION - 0.9%
Centex Corp.   564,500 $ 33,023
D.R. Horton, Inc.   1,689,780  25,347
Fleetwood Enterprises, Inc. (c)  2,038,852  61,803
Kaufman & Broad Home Corp. (c)  2,614,000  55,711
U.S. Home Corp.   560,100  19,883
  195,767
ENGINEERING - 0.3%
Fluor Corp.   1,533,800  63,078
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Imperial Credit Commercial Mortgage Investment Corp.   14,600  241
TOTAL CONSTRUCTION & REAL ESTATE   259,086
DURABLES - 4.4%
AUTOS, TIRES, & ACCESSORIES - 3.3%
Circuit City Stores, Inc. - CarMax Group  129,700  1,800
Cummins Engine Co., Inc.   612,600  37,330
Discount Auto Parts, Inc. (a)(c)  947,000  19,828
Federal-Mogul Corp.   378,600  16,020
General Motors Corp.   7,453,639  478,430
Gentex Corp. (a)  273,000  6,688
Goodyear Tire & Rubber Co.   396,200  24,812
Honda Motor Co. Ltd.   528,000  17,761
Magna International, Inc. Class A  831,000  54,812
Stoneridge, Inc.   16,900  275
Superior Industries International, Inc.   936,000  24,979
  682,735
CONSUMER ELECTRONICS - 0.4%
Newell Co.   600,900  23,060
Philips Electronics NV  202,400  15,863
Philips Electronics NV (Bearer)  576,500  45,053
  83,976
TEXTILES & APPAREL - 0.7%
Big Dog Holdings, Inc.   9,200  130
Burlington Industries, Inc. (a)  1,175,600  17,560
Liz Claiborne, Inc.   616,100  31,229
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
NIKE, Inc. Class B  1,563,100 $ 73,466
Reebok International Ltd.   202,400  7,463
  129,848
TOTAL DURABLES   896,559
ENERGY - 5.6%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   1,209,800  43,931
OIL & GAS - 5.4%
Amerada Hess Corp.   545,300  33,502
Atlantic Richfield Co.   762,900  62,796
British Petroleum PLC ADR  2,683,173  235,448
Burlington Resources, Inc.   2,852,865  139,612
Dril-Quip, Inc.   1,100  39
Elf Aquitaine SA sponsored ADR  287,447  17,750
Enron Oil & Gas Co.   315,900  6,654
Kerr-McGee Corp.   420,200  28,390
Mobil Corp.   197,600  14,388
Occidental Petroleum Corp.   3,473,300  96,818
Phillips Petroleum Co.   50,000  2,419
Royal Dutch Petroleum Co.   5,064,800  266,535
Santa Fe Energy Resources, Inc.   462,200  6,037
Tosco Corp.   4,277,500  141,158
Total SA Class B  149,374  16,548
Total SA sponsored ADR  435,352  24,162
Union Pacific Resources Group, Inc.   89,100  2,194
Valero Energy Corp.   428,400  12,906
  1,107,356
TOTAL ENERGY   1,151,287
FINANCE - 18.4%
BANKS - 1.2%
Credit Suisse Group (Reg.)  612,400  86,375
NationsBank Corp.   1,127,800  67,527
Providian Financial Corp.   2,471,800  91,457
  245,359
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 3.1%
Fleet Financial Group, Inc.   9,229,810 $ 593,592
Green Tree Financial Corp.   1,057,200  44,535
  638,127
FEDERAL SPONSORED CREDIT - 7.5%
Federal Home Loan Mortgage Corporation  14,589,400  552,573
Federal National Mortgage Association  20,377,220  987,022
  1,539,595
INSURANCE - 6.2%
AFLAC, Inc.   477,950  24,316
Aegon NV (Reg.)  440,484  35,019
Allmerica Financial Corp.   912,000  42,750
Allstate Corp.   3,459,982  286,962
American International Group, Inc.   2,354,775  240,334
CIGNA Corp.   987,300  156,383
Equitable of Iowa Companies   424,700  27,801
General Re Corp.   239,500  47,226
Loews Corp.   698,100  77,969
MGIC Investment Corp.   2,406,000  145,112
PMI Group, Inc.   1,468,900  88,777
Provident Companies, Inc.   180,400  6,021
Reliastar Financial Corp.   552,000  20,631
Torchmark Corp.   1,485,200  59,222
Travelers Property Casualty Corp. Class A  172,600  6,235
UNUM Corp.   134,200  6,542
  1,271,300
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.   365,740  31,728
Ocwen Financial Corp. (a)  28,000  1,538
  33,266
SECURITIES INDUSTRY - 0.3%
United Asset Management Corp.   2,447,700  64,864
TOTAL FINANCE   3,792,511
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 7.3%
DRUGS & PHARMACEUTICALS - 2.6%
American Home Products Corp.   1,108,900 $ 82,197
Amgen, Inc.   988,200  48,669
Astra AB Class A Free shares  6,517,066  104,897
COR Therapeutics, Inc. (a)  64,500  1,439
Gilead Sciences, Inc. (a)  71,700  2,447
Ligand Pharmaceuticals, Inc. Class B (a)  34,600  506
Medimmune, Inc. (a)  46,200  1,842
Merck & Co., Inc.   298,100  26,605
Novartis AG (Reg.)  72,325  113,414
Schering-Plough Corp.   2,871,500  160,984
Sepracor, Inc. (a)  50,700  1,819
  544,819
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Allegiance Corp.   104,840  2,909
Bard (C.R.), Inc.   1,074,600  29,820
Baxter International, Inc.   344,600  15,938
Biomet, Inc.   1,145,100  28,556
Johnson & Johnson  147,800  8,480
St. Jude Medical, Inc. (a)  1,732,200  52,507
  138,210
MEDICAL FACILITIES MANAGEMENT - 4.0%
AmeriPath, Inc.   21,200  350
Columbia/HCA Healthcare Corp.   18,409,563  520,070
Humana, Inc. (a)  5,083,900  106,762
Tenet Healthcare Corp. (a)  4,055,400  123,943
United HealthCare Corp.   1,508,600  69,867
  820,992
TOTAL HEALTH   1,504,021
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   804,750  21,628
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  90,500  2,200
Alcatel Alsthom Compagnie Generale d'Electricite SA 737,500 88,853 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Cherry Corp.:
 Class A (a)(c)  537,300 $ 8,261
 Class B (a)(c)  368,300  5,571
Emerson Electric Co.   282,200  14,798
General Electric Co.   1,688,600  109,020
Grainger (W.W.), Inc.   135,300  11,830
Scientific-Atlanta, Inc.   718,600  13,339
Westinghouse Electric Corp.   1,137,300  30,068
  283,940
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Caterpillar, Inc.   2,327,800  119,300
Ultratech Stepper, Inc. (a)(c)  1,306,700  35,607
  154,907
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   433,741  14,096
Casella Waste Systems, Inc. Class A  50,700  1,122
  15,218
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   454,065
MEDIA & LEISURE - 4.0%
BROADCASTING - 0.7%
Comcast Corp. Class A  144,600  3,940
Comcast Corp. Class A special  216,600  5,956
Cox Communications, Inc. Class A (a)  414,400  12,743
HSN, Inc. (a)  194,205  7,768
TCI Group Class A  1,217,527  27,927
Tele-Communications, Inc. (TCI) (Ventures Group) Series A (a)
1,537,973  35,469
Time Warner, Inc.   863,300  49,802
  143,605
ENTERTAINMENT - 0.8%
Cedar Fair LP (depositary unit)  681,000  33,326
King World Productions, Inc.   238,700  11,279
MGM Grand, Inc. (a)  48,100  2,110
Royal Caribbean Cruises Ltd.   2,038,800  94,677
Viacom, Inc. Class A (a)  423,800  12,661
Viacom, Inc. Class B (non-vtg.) (a)  522,800  15,815
  169,868
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.4%
Nintendo Co. Ltd. Ord.   932,700 $ 80,565
LODGING & GAMING - 1.0%
Circus Circus Enterprises, Inc. (a)  1,462,400  32,539
HFS, Inc. (a)  986,400  69,541
Harrah's Entertainment, Inc. (a)  579,600  11,411
Mirage Resorts, Inc. (a)  2,016,200  50,405
Rio Hotel & Casino, Inc. (a)  145,700  3,196
Sun International Hotels Ltd. Ord. (a)  1,124,000  40,464
  207,556
PUBLISHING - 0.3%
Cognizant Corp.   517,200  20,268
Petersen Companies, Inc. Class A  20,600  407
US WEST Media Group (a)  1,751,000  44,213
  64,888
RESTAURANTS - 0.8%
Brinker International, Inc. (a)  325,100  4,551
Lone Star Steakhouse Saloon (a)  919,000  21,252
McDonald's Corp.   1,738,700  77,915
Papa John's International, Inc. (a)  190,700  5,638
Tricon Global Restaurants, Inc. (a)  20,010  607
Wendy's International, Inc.   2,149,800  45,146
  155,109
TOTAL MEDIA & LEISURE   821,591
NONDURABLES - 6.4%
BEVERAGES - 0.1%
PepsiCo, Inc.   200,100  7,366
FOODS - 0.0%
American Italian Pasta Co. Series A  15,500  326
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   172,700  4,674
TOBACCO - 6.3%
Philip Morris Companies, Inc.   29,415,600  1,165,593
RJR Nabisco Holdings Corp.   4,241,960  134,417
  1,300,010
TOTAL NONDURABLES   1,312,376
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   150,100 $ 3,075
Newmont Mining Corp.   590,481  20,667
  23,742
RETAIL & WHOLESALE - 8.1%
APPAREL STORES - 0.4%
Gap, Inc.   739,600  39,337
TJX Companies, Inc.   1,326,800  39,306
  78,643
DRUG STORES - 0.0%
CVS Corp.   107,900  6,616
GENERAL MERCHANDISE STORES - 2.1%
Federated Department Stores, Inc. (a)  1,561,513  68,707
Proffitts, Inc. (a)  799,800  22,944
Wal-Mart Stores, Inc.   9,353,600  328,545
  420,196
GROCERY STORES - 0.4%
Safeway, Inc. (a)  1,484,000  86,258
RETAIL & WHOLESALE, MISCELLANEOUS - 5.2%
Circuit City Stores, Inc. - Circuit City Group  4,585,300  182,839
Corporate Express, Inc.   835,500  12,271
Home Depot, Inc.   7,373,150  410,131
Lowe's Companies, Inc.   6,472,400  269,414
Officemax, Inc. (a)  2,459,325  32,893
Office Depot, Inc. (a)  713,700  14,720
PEAPOD, Inc.   48,200  458
Rex Stores Corp. (a)  336,000  3,885
Staples, Inc. (a)  1,403,000  36,829
Toys "R" Us, Inc. (a)  1,738,300  59,211
U.S. Office Products Co. (a)  738,200  23,069
Viking Office Products, Inc. (a)  996,500  23,854
  1,069,574
TOTAL RETAIL & WHOLESALE   1,661,287
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.2%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   229,650 $ 10,908
LEASING & RENTAL - 0.0%
Avis Rent A Car, Inc. (a)  57,100  1,567
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   223,700  7,298
SERVICES - 0.1%
Boron LePore & Associates, Inc.   12,800  312
Reuters Holdings PLC ADR Class B  393,200  25,853
  26,165
TOTAL SERVICES   45,938
TECHNOLOGY - 11.3%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp. (a)  570,900  13,238
Concord Communications, Inc.   6,200  110
Nokia Corp. AB sponsored ADR  153,300  13,529
  26,877
COMPUTER SERVICES & SOFTWARE - 2.6%
Advantage Learning Systems, Inc.   9,300  235
Automatic Data Processing, Inc.   951,200  48,630
CUC International, Inc. (a)  1,916,000  56,522
Ceridian Corp. (a)  1,380,700  53,934
CompUSA, Inc. (a)  554,500  18,160
E Trade Group, Inc. (a)  387,900  11,976
Electronic Data Systems Corp.   2,828,100  109,412
First Data Corp.   1,542,900  44,840
J.D. Edwards & Co.   15,300  520
Microsoft Corp. (a)   590,200  76,726
N2K, Inc.   6,600  174
Netscape Communications Corp. (a)  11,700  385
Network Solutions, Inc. Class A   5,400  103
Omega Research, Inc.   10,700  88
Oracle Corp. (a)  1,176,525  42,098
Paychex, Inc.   503,400  19,192
Policy Management Systems Corp. (a)(c)  932,250  57,100
  540,095
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 4.0%
Compaq Computer Corp. (a)  3,179,900 $ 202,719
Hewlett-Packard Co.   1,018,000  62,798
Ingram Micro, Inc. Class A (a)  170,000  5,068
International Business Machines Corp.   3,529,100  346,072
Quantum Corp. (a)  229,100  7,245
SCI Systems, Inc. (a)(c)  3,060,000  134,640
Tech Data Corp. (a)  1,007,300  44,825
Western Digital Corp. (a)  375,800  11,251
  814,618
ELECTRONIC INSTRUMENTS - 0.8%
Applied Materials, Inc. (a)  150,000  5,006
Cognex Corp. (a)  372,600  9,967
Lam Research Corp. (a)(c)  2,110,500  76,242
Novellus Systems, Inc. (a)  320,800  14,276
Thermo Electron Corp. (a)  1,071,300  39,973
Varian Associates, Inc.   351,000  20,533
  165,997
ELECTRONICS - 3.8%
AMP, Inc.   2,162,400  97,308
Intel Corp.   2,966,100  228,390
International Manufacturing Services, Inc. Class A  16,200  176
MMC Networks, Inc.   17,700  387
Methode Electronics, Inc. Class A  609,500  12,038
Micron Technology, Inc. (a)  3,889,600  104,290
Molex, Inc.   409,625  14,362
Motorola, Inc.   513,000  31,678
Power-One, Inc.   8,600  160
Solectron Corp. (a)(c)  7,193,900  282,360
Thomas & Betts Corp.   293,800  14,616
Uniphase Corp. (a)  32,100  2,155
  787,920
TOTAL TECHNOLOGY   2,335,507
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.1%
Northwest Airlines Corp. Class A (a)  195,500 $ 8,798
RAILROADS - 0.3%
Bombardier, Inc. Class B  571,800  10,961
Burlington Northern Santa Fe Corp.   182,600  17,347
CSX Corp.   715,900  39,151
  67,459
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  610,000  16,165
Stolt-Nielsen SA  282,700  7,209
  23,374
TRUCKING & FREIGHT - 0.1%
C.H. Robinson Worldwide, Inc.   39,900  878
Roadway Express, Inc.   170,200  4,723
Yellow Corp. (a)  636,300  17,458
  23,059
TOTAL TRANSPORTATION   122,690
UTILITIES - 6.3%
CELLULAR - 2.2%
AirTouch Communications, Inc. (a)  4,183,700  161,595
Century Telephone Enterprises, Inc.   170,000  7,214
Vodafone Group PLC sponsored ADR  5,387,800  295,656
  464,465
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   589,800  27,868
Entergy Corp.   1,104,800  26,999
Niagara Mohawk Power Corp. (a)  468,200  4,536
PG&E Corp.   186,419  4,765
  64,168
GAS - 0.1%
Enron Corp.   365,600  13,893
TELEPHONE SERVICES - 3.7%
AT&T Corp.   810,400  39,659
Ameritech Corp.   693,400  45,071
Bell Atlantic Corp.   1,058,746  84,567
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
BellSouth Corp.   1,265,700 $ 59,883
Deutsche Telekom AG  442,800  8,420
France Telecom SA  84,800  3,204
ITC Deltacom, Inc.   14,500  279
MCI Communications Corp.   6,832,100  242,540
Metromedia Fiber Network, Inc. Class A  31,300  751
NEXTLINK Communications, Inc. Class A  24,700  559
SBC Communications, Inc.   1,062,100  67,576
Sprint Corp.   3,707,900  192,811
WorldCom, Inc. (a)  572,800  19,260
  764,580
TOTAL UTILITIES   1,307,106
TOTAL COMMON STOCKS
(Cost $11,594,820)   16,541,986
U.S. TREASURY OBLIGATIONS - 12.1%
   PRINCIPAL
  AMOUNT (000S)
stripped principal:
 0%, 2/15/19   $ 557,000  146,948
 0%, 8/15/19    420,000  107,616
 0%, 8/15/20    1,211,300  290,918
 0%, 8/15/21    212,000  47,770
6 1/4%, 8/15/23    280,750  281,758
7 5/8%, 11/15/22    106,000  124,583
8 1/8%, 8/15/19    1,229,000  1,505,144
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,247,055)   2,504,737
CASH EQUIVALENTS - 7.6%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (b)
(Cost $1,561,574)    1,561,574,132 $ 1,561,574
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $15,403,449)  $ 20,608,297
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 11 of Notes to Financial Statements). INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $15,412,979,000. Net unrealized appreciation aggregated $5,195,318,000, of which $5,545,920,000 related to appreciated investment securities and $350,602,000 related to depreciated investment securities.
The fund hereby designates approximately $108,011,000 as a capital gain dividend for the purpose of the dividend paid deduction. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $15,523,010                                  $ 21,312,625   $ 20,608,297
AND $15,403,449, RESPECTIVELY) - SEE ACCOMPANYING
SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                        61,687         43,259

RECEIVABLE FOR FUND SHARES SOLD                                                        22,096         12,115

DIVIDENDS RECEIVABLE                                                                   18,025         13,369

INTEREST RECEIVABLE                                                                    41,775         34,544

OTHER RECEIVABLES                                                                      54             53

PREPAID EXPENSES                                                                       16             6

 TOTAL ASSETS                                                                          21,456,278     20,711,643

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                     $ 46,983       $ 139,514

PAYABLE FOR FUND SHARES REDEEMED                                                       14,902         24,659

ACCRUED MANAGEMENT FEE                                                                 8,232          8,305

DISTRIBUTION FEES PAYABLE                                                              8,730          8,678

OTHER PAYABLES AND ACCRUED EXPENSES                                                    3,911          3,679

 TOTAL LIABILITIES                                                                     82,758         184,835

NET ASSETS                                                                            $ 21,373,520   $ 20,526,808

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                       $ 14,129,342   $ 13,867,888

UNDISTRIBUTED NET INVESTMENT INCOME                                                    201,723        199,910

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                  1,252,830      1,254,148
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                              5,789,625      5,204,862
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                            $ 21,373,520   $ 20,526,808


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                                  $44.02    $42.57
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($142,754 (DIVIDED BY) 3,243 SHARES) AND
 ($129,628 (DIVIDED BY) 3,045 SHARES), RESPECTIVELY

MAXIMUM OFFERING PRICE PER SHARE (100/94.25                                            $46.71    $45.17
OF $44.02 AND $42.57), RESPECTIVELY

CLASS T:                                                                               $44.20    $42.76
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($20,410,697 (DIVIDED BY) 461,756 SHARES) AND
 ($19,651,539 (DIVIDED BY) 459,566 SHARES), RESPECTIVELY

MAXIMUM OFFERING PRICE PER SHARE (100/96.50                                            $45.80    $44.31
OF $44.20 AND $42.76), RESPECTIVELY

CLASS B:                                                                               $44.02    $42.60
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($422,511 (DIVIDED BY) 9,598 SHARES) A AND
 ($370,662 (DIVIDED BY) 8,700 SHARES) A, RESPECTIVELY

CLASS C:                                                                               $44.20
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($5,845 (DIVIDED BY) 132.24 SHARES) A

INSTITUTIONAL CLASS:                                                                   $44.31    $42.85
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($391,713 (DIVIDED BY) 8,840 SHARES) AND
 ($374,979 (DIVIDED BY) 8,751 SHARES), RESPECTIVELY


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS                                       ONE MONTH ENDED   YEAR ENDED
                                                           NOVEMBER 30,      OCTOBER 31,
                                                           1997              1997

INVESTMENT INCOME                                          $ 16,523          $ 228,696
DIVIDENDS (INCLUDING $196 AND $1,022 RECEIVED FROM
AFFILIATED ISSUERS, RESPECTIVELY)

INTEREST                                                    19,942            226,985

 TOTAL INCOME                                               36,465            455,681

EXPENSES

MANAGEMENT FEE                                             $ 10,410          $ 106,149
BASIC FEE

 PERFORMANCE ADJUSTMENT                                     (2,127)           (19,295)

TRANSFER AGENT FEES                                         2,898             30,740

DISTRIBUTION FEES                                           8,730             87,524

ACCOUNTING FEES AND EXPENSES                                78                836

NON-INTERESTED TRUSTEES' COMPENSATION                       6                 103

CUSTODIAN FEES AND EXPENSES                                 54                535

REGISTRATION FEES                                           91                1,182

AUDIT                                                       -                 108

LEGAL                                                       24                118

INTEREST                                                    -                 3

REPORTS TO SHAREHOLDERS                                     -                 1,155

MISCELLANEOUS                                               105               97

 TOTAL EXPENSES BEFORE REDUCTIONS                           20,269            209,255

 EXPENSE REDUCTIONS                                         (187)             (1,893)

TOTAL EXPENSES AFTER REDUCTIONS                             20,082            207,362

NET INVESTMENT INCOME                                       16,383            248,319

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS)      92,112            1,262,939
 OF $183 AND $1,017 ON SALES OF INVESTMENTS IN
AFFILIATED ISSUERS, RESPECTIVELY)

 FOREIGN CURRENCY TRANSACTIONS                              10                (49)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      584,767           2,623,696

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               (4)               (12)

NET GAIN (LOSS)                                             676,885           3,886,574

NET INCREASE (DECREASE) IN NET ASSETS RESULTING            $ 693,268         $ 4,134,893
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                       ONE MONTH ENDED   YEAR ENDED     YEAR ENDED
                                           NOVEMBER 30,      OCTOBER 31,    OCTOBER 31,
                                           1997              1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                 $ 16,383          $ 248,319      $ 234,195
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                   92,122            1,262,890      651,211

 CHANGE IN NET UNREALIZED                   584,763           2,623,684      1,129,840
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS      693,268           4,134,893      2,015,246
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS               -                 (225,025)      (136,201)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                     -                 (596,509)      (132,145)

 TOTAL DISTRIBUTIONS                        -                 (821,534)      (268,346)

SHARE TRANSACTIONS - NET INCREASE           153,444           2,638,031      3,065,574
(DECREASE)

  TOTAL INCREASE (DECREASE) IN              846,712           5,951,390      4,812,474
  NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                        20,526,808        14,575,418     9,762,944

 END OF PERIOD (INCLUDING UNDISTRIBUTED    $ 21,373,520      $ 20,526,808   $ 14,575,418
NET INVESTMENT INCOME OF $201,723,
$199,910 AND $193,053,
RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      ONE MONTH ENDED   YEARS ENDED OCTOBER 31,
      NOVEMBER 30,

      1997              1997                      1996 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 42.57       $ 35.39    $ 32.86

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .04           .54        .09

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 1.41          8.80       2.44

 TOTAL FROM INVESTMENT OPERATIONS                        1.45          9.34       2.53

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              -             (.72)      -

 FROM NET REALIZED GAIN                                  -             (1.44)     -

 TOTAL DISTRIBUTIONS                                     -             (2.16)     -

NET ASSET VALUE, END OF PERIOD                          $ 44.02       $ 42.57    $ 35.39

TOTAL RETURN B, C                                        3.41%         27.58%     7.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $ 143         $ 130      $ 10

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.10% A, F    1.05%      1.48% A,
                                                                                 F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            1.09% A, G    1.04% G    1.47% A,
EXPENSE REDUCTIONS                                                               G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.22% A       1.36%      1.74% A

PORTFOLIO TURNOVER                                       33% A         35%        33%

AVERAGE COMMISSION RATE H                               $ .0497       $ .0480    $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      ONE MONTH ENDED   YEARS ENDED OCTOBER 31,
      NOVEMBER 30,

      1997              1997                      1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 42.76     $ 35.41    $ 30.89    $ 26.62   $ 25.39   $ 21.14
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                 .03 D       .55 D      .61 D      .39       .22       .08
 INCOME

 NET REALIZED AND               1.41        8.78       4.72       5.31      1.92      5.56
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT          1.44        9.33       5.33       5.70      2.14      5.64
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT            -           (.54)      (.41)      (.27)     (.07)     (.13)
 INCOME

 FROM NET                       -           (1.44)     (.40)      (1.16)    (.84)     (1.26)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS            -           (1.98)     (.81)      (1.43)    (.91)     (1.39)

NET ASSET VALUE,               $ 44.20     $ 42.76    $ 35.41    $ 30.89   $ 26.62   $ 25.39
END OF PERIOD

TOTAL RETURN B, C               3.37%       27.43%     17.61%     22.88%    8.71%     28.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF             $ 20,411    $ 19,652   $ 14,315   $ 9,691   $ 4,599   $ 2,055
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO            1.28% A     1.18%      1.34%      1.59%     1.63%     1.65%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            1.27% A,    1.17%      1.34%      1.58%     1.62%     1.64%
AVERAGE NET ASSETS              E          E                     E         E         E
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT         1.03% A     1.39%      1.88%      1.56%     1.12%     .43%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER              33% A       35%        33%        39%       43%       69%

AVERAGE COMMISSION             $ .0497     $ .0480    $ .0401
RATE  F


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      ONE MONTH ENDED   PERIOD ENDED
      NOVEMBER 30,      OCTOBER 31,

      1997              1997 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 42.60       $ 37.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .02           .13

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.40          4.85

 TOTAL FROM INVESTMENT OPERATIONS                                    1.42          4.98

NET ASSET VALUE, END OF PERIOD                                      $ 44.02       $ 42.60

TOTAL RETURN B, C                                                    3.33%         13.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 423         $ 371

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.85% A, H    1.75% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.84% A, F    1.74% A,
                                                                                  F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .47% A        .48% A

PORTFOLIO TURNOVER                                                   33% A         35%

AVERAGE COMMISSION RATE G                                           $ .0497       $ .0480


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO OCTOBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS C
      PERIOD ENDED
      NOVEMBER 30,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 43.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .56

 TOTAL FROM INVESTMENT OPERATIONS                                    .58

NET ASSET VALUE, END OF PERIOD                                      $ 44.20

TOTAL RETURN B, C                                                    1.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 6

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.85% A,
                                                                    F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.84% A,
                                                                    G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .74% A

PORTFOLIO TURNOVER                                                   33% A

AVERAGE COMMISSION RATE H                                           $ .0497

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C
SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      ONE MONTH ENDED   YEARS ENDED OCTOBER 31,
      NOVEMBER 30,

      1997              1997                      1996   1995 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD             $ 42.85      $ 35.47   $ 30.97    $ 29.04

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                            .05 D        .75 D     .77 D      .12

 NET REALIZED AND UNREALIZED GAIN (LOSS)          1.41         8.78      4.74       1.81

 TOTAL FROM INVESTMENT OPERATIONS                 1.46         9.53      5.51       1.93

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                       -            (.71)     (.61)      -

 FROM NET REALIZED GAIN                           -            (1.44)    (.40)      -

 TOTAL DISTRIBUTIONS                              -            (2.15)    (1.01)     -

NET ASSET VALUE, END OF PERIOD                   $ 44.31      $ 42.85   $ 35.47    $ 30.97

TOTAL RETURN B, C                                 3.41%        28.07%    18.25%     6.65%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)          $ 392        $ 375     $ 250      $ 72

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .71% A       .66%      .85%       .82% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     .70% A, F    .65%      .84%       .81% A,
EXPENSE REDUCTIONS                                            F         F          F

RATIO OF NET INVESTMENT INCOME TO AVERAGE         1.60% A      1.91%     2.38%      2.33% A
NET ASSETS

PORTFOLIO TURNOVER                                33% A        35%       33%        39%

AVERAGE COMMISSION RATE G                        $ .0497      $ .0480   $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the periods ended November 30, 1997 and October 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B on March 3, 1997 and Class C on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on July 16, 1997, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series I, effective on or about February 28, 1998. Effective November 30, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund to November 30. Accordingly, the financial statements of the fund are presented as of and for the year ended October 31, 1997 and as of and for the one-month period ended November 30, 1997. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying
Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
For the one month period ended November 30, 1997, purchases and sales of securities, other than short-term securities, aggregated $545,497,000 and $479,980,000, respectively, of which U.S. government and government agency obligations aggregated $35,817,000 and $0, respectively.
For the year ended October 31, 1997, purchases and sales of
securities, other than short-term securities, aggregated
$7,217,046,000 and $5,743,169,000, respectively, of which U.S.
government and government agency obligations aggregated $372,743,000 and $342,374,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset weighted average return of all classes as compared to the appropriate index over a specific period of time. Prior to August 1, 1997 the
performance adjustment was based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the one-month period ended November 30, 1997, the management fee was equivalent to an annualized rate of .52% of average net assets after the performance adjustment. For the year ended October 31, 1997, the management fee was equivalent to an annual rate of .49% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           ONE MONTH ENDED                   YEAR ENDED
           NOVEMBER 30, 1997                 OCTOBER 31, 1997

           PAID TO             DEALERS'      PAID TO            DEALERS'
           FDC                 PORTION       FDC                PORTION

CLASS A    $ 28,000            $ 28,000      $ 154,000          $ 154,000

CLASS T     8,370,000           8,370,000     86,244,000         86,244,000

CLASS B     330,000             82,000        1,126,000          282,000

CLASS C     2,000               -

           $ 8,730,000         $ 8,480,000   $ 87,524,000       $ 86,680,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           ONE MONTH ENDED                YEAR ENDED
           NOVEMBER 30,1997               OCTOBER 31, 1997

           PAID TO            DEALERS'    PAID TO            DEALERS'
           FDC                PORTION     FDC                PORTION

CLASS A    $ 189,000          $ 116,000   $ 2,096,000        $ 1,478,000

CLASS T     821,000            469,000     13,380,000         8,842,000

CLASS B     41,000             0           154,000            0 *
                              *

CLASS C     0                  0
                              *

           $ 1,051,000        $ 585,000   $ 15,630,000       $ 10,320,000

* WHEN CLASS B SHARES AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent contract with respect to its shares. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer agent for each class and receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC also pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid:

                         ONE MONTH ENDED                  YEAR ENDED
                         NOVEMBER 30, 1997                OCTOBER 31, 1997

                         AMOUNT              % OF         AMOUNT             % OF
                                             AVERAGE                         AVERAGE
                                             NET ASSETS                      NET ASSETS

CLASS A                  $ 27,000            .26          $ 150,000          .24

CLASS T  **               2,749,000          .18           29,863,000        .17

CLASS B                   76,000             .26           276,000           .24

CLASS C                   1,000              .23

INSTITUTIONAL CLASS       45,000             .15           451,000           .15

                         $ 2,898,000                      $ 30,740,000


** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED
 CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES. ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $171,000 and $1,392,000 for the periods ended November 30, 1997 and October 31, 1997, respectively.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period ended October 31, 1997, for which the loan was outstanding amounted to $21,035,000. The weighted average interest rate was 5.88%. There were no bank borrowings for the period ended November 30, 1997.
6. EXPENSE REDUCTIONS.
Effective November 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates for each class. For the one-month period ended November 30, 1997, amounts reimbursed were as follows:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.10%         $ 4,000

CLASS B    1.85%          46,000

CLASS C    1.85%          1,000

                         $ 51,000

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the periods ended November 30, 1997 and October 31, 1997, the fund's expenses were reduced by $107,000 and $1,689,000, respectively, under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. For the periods ended November 30, 1997 and October 31,
6. EXPENSE REDUCTIONS - CONTINUED
1997, the fund's custodian fees were reduced by $0 and $8,000, respectively, under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER        TRANSFER
                       AGENT CREDITS   AGENT CREDITS
                       NOVEMBER 30,    OCTOBER 31,
                       1997            1997

CLASS T                $ 29,000        $ 181,000

INSTITUTIONAL CLASS     -               15,000

                       $ 29,000        $ 196,000

7. BENEFICIAL INTEREST.
For the periods ended November 30, 1997 and October 31, 1997, one shareholder was record owner of approximately 16% of the total outstanding shares of the fund.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each applicable class were as follows:
                              YEAR ENDED      YEAR ENDED
                              OCTOBER 31,     OCTOBER 31,
                              1997            1996

CLASS A

FROM NET INVESTMENT INCOME    $ 340,000       $ -

FROM NET REALIZED GAIN         680,000         -

TOTAL                         $ 1,020,000     $ -

CLASS T

FROM NET INVESTMENT INCOME    $ 219,398,000   $ 133,926,000

FROM NET REALIZED GAIN         585,105,000     130,654,000

TOTAL                         $ 804,503,000   $ 264,580,000

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 5,287,000     $ 2,275,000

FROM NET REALIZED GAIN         10,724,000      1,491,000

TOTAL                         $ 16,011,000    $ 3,766,000

                              $ 821,534,000   $ 268,346,000

9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             DOLLARS

                                 ONE MONTH ENDED   YEAR ENDED     YEAR ENDED
                                 NOVEMBER 30,      OCTOBER 31,    OCTOBER 31,

                                 1997 C            1997 B         1996 A

CLASS A                          $ 9,817           $ 117,909      $ 10,073
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 980            -

SHARES REDEEMED                   (1,181)           (9,793)        (113)

NET INCREASE (DECREASE)          $ 8,636           $ 109,096      $ 9,960

CLASS T                          $ 284,968         $ 4,556,363    $ 4,928,926
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 753,684        246,836

SHARES REDEEMED                   (188,917)         (3,203,810)    (2,270,466)

NET INCREASE (DECREASE)          $ 96,051          $ 2,106,237    $ 2,905,296

CLASS B                          $ 40,834          $ 361,076
SHARES SOLD

SHARES REDEEMED                   (1,738)           (7,098)

NET INCREASE (DECREASE)          $ 39,096          $ 353,978

CLASS C                          $ 5,792
SHARES SOLD

SHARES REDEEMED                   (12)

NET INCREASE (DECREASE)          $ 5,780

INSTITUTIONAL CLASS              $ 9,609           $ 232,509      $ 256,839
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 12,382         2,371

SHARES REDEEMED                   (5,728)           (176,171)      (108,892)

NET INCREASE (DECREASE)          $ 3,881           $ 68,720       $ 150,318

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
C SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
9. SHARE TRANSACTIONS - CONTINUED
AMOUNTS IN THOUSANDS             SHARES

                                 ONE MONTH ENDED   YEAR ENDED    YEAR ENDED
                                 NOVEMBER 30,      OCTOBER 31,   OCTOBER 31,

                                 1997 C            1997 B        1996 A

CLASS A                           225               2,974         291
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 27            -

SHARES REDEEMED                   (27)              (244)         (3)

NET INCREASE (DECREASE)           198               2,757         288

CLASS T                           6,519             116,907       152,105
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 21,028        7,909

SHARES REDEEMED                   (4,329)           (82,660)      (69,474)

NET INCREASE (DECREASE)           2,190             55,275        90,540

CLASS B                           938               8,871
SHARES SOLD

SHARES REDEEMED                   (40)              (171)

NET INCREASE (DECREASE)           898               8,700

CLASS C                           132
SHARES SOLD

SHARES REDEEMED                   -

NET INCREASE (DECREASE)           132

INSTITUTIONAL CLASS               219               6,006         7,960
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 346           76

SHARES REDEEMED                   (130)             (4,658)       (3,302)

NET INCREASE (DECREASE)           89                1,694         4,734

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
C SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       PERIOD ENDED    PERIOD ENDED
                       NOVEMBER 30,    OCTOBER 31,
                       1997            1997



CLASS A                $ 6,000         $ 40,000

CLASS T                 51,000          1,036,000

CLASS B                 30,000          67,000

CLASS C                 1,000

INSTITUTIONAL CLASS     3,000           39,000

                       $ 91,000        $ 1,182,000

11. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
PERIOD ENDED NOVEMBER 30, 1997
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Cherry Corp. Class A  $ - $ - $ - $ 7,992
Cherry Corp. Class B   -  -  -  5,248
Discount Auto Parts, Inc.   -  -  -  17,697
Fleetwood Enterprises, Inc.   -  -  -  72,762
Kaufman & Broad Home Corp.   -  -  196  56,691
Lam Research Corp.   -  -  -  64,634
Policy Management Systems Corp.   -  -  -  60,247
SCI Systems, Inc.   -  249  -  139,714
Solectron Corp.   -  -  -  262,128
Ultratech Stepper, Inc.   -  -  -  32,178
TOTALS  $ - $ 249 $ 196 $ 719,291
11. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
PERIOD ENDED OCTOBER 31, 1997
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Beazer Homes USA, Inc.  $ - $ 5,413 $ - $ -
Cherry Corp. Class A   -  -  -  8,261
Cherry Corp. Class B   -  -  -  5,571
Circuit City Stores, Inc. -
 Circuit City Group   -  1,155  172  -
Discount Auto Parts, Inc.   1,693  -  -  19,828
Fleetwood Enterprises, Inc.   7,044  -  680  61,803
Good Guys, Inc.   -  6,371  -  -
Kaufman & Broad Home Corp.   12,354  -  170  55,711
Lam Research Corp.   16,964  -  -  76,242
Novellus Systems, Inc.   587  2,991  -  -
Policy Management Systems Corp.   289  -  -  57,100
Quad Systems Corp.   -  1,367  -  -
Rex Stores Corp.   -  2,541  -  -
SCI Systems, Inc.   6,704  8,339  -  134,640
Solectron Corp.   14,957  1,693  -  282,360
Ultratech Stepper, Inc.   5,075  -  -  35,607
TOTALS  $ 65,667 $ 29,870 $ 1,022 $ 737,123
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Growth Opportunities Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Growth Opportunities Fund, including the schedules of portfolio investments, as of October 31, 1997 and November 30, 1997, and the related statements of operations for the year ended October 31, 1997 and the one month period ended November 30, 1997, the statements of changes in net assets for each of the two years in the period ended October 31, 1997 and the one month period ended November 30, 1997, and the financial highlights for Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 and November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Growth Opportunities Fund as of October 31, 1997 and November 30, 1997, the results of its operations for the year ended October 31, 1997 and the one month period ended November 30, 1997, the changes in its net assets for each of the two years in the period ended October 31, 1997 and the one month period ended November 30, 1997, and the financial highlights for Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 5, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Growth Opportunities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/15/97 12/12/97 $0.60 $2.39
 1/5/98 1/2/98 - $0.21
Class T 12/15/97 12/12/97 $0.47 $2.39
 1/5/98 1/2/98 - $0.21
Class B 12/15/97 12/12/97 $0.48 $2.39
 1/5/98 1/2/98 - $0.21
Class C 12/15/97 12/12/97 $0.47 $2.39
 1/5/98 1/2/98 - $0.21
A total of 24.14% of the dividends distributed during the fiscal year ended October 31, 1997, was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 33% and 40% of the dividends distributed during the fiscal year ended October 31, 1997, qualifies for the dividends-received deduction for corporate shareholders of Class A and Class T, respectively.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on July 16,
1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To approve an amended management contract for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     219,101,991.334    89.108

AGAINST         6,155,948.183      2.504

ABSTAIN         20,624,619.428     8.388

TOTAL           245,882,558.945    100.000

PROPOSAL 2
To approve an agreement and plan of reorganization of the fund from a separate series of one Massachusetts business trust to another.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     220,368,601.420    89.624

AGAINST         4,861,351.636      1.977

ABSTAIN         20,652,605.889     8.399

TOTAL           245,882,558.945    100.00

PROPOSAL 3
To amend the fund's fundamental investment limitation concerning diversification.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     217,785,887.800    88.573

AGAINST         6,839,777.110      2.782

ABSTAIN         21,256,894.035     8.645

TOTAL           245,882,558.945    100.000









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
George A. Vanderheiden, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GROWTH OPPORTUNITIES
FUND - INSTITUTIONAL CLASS
ANNUAL REPORTS
OCTOBER 31, 1997
AND THE ONE-MONTH
PERIOD ENDED
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                8    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       12   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS.

INVESTMENTS              13   A COMPLETE LIST OF THE FUND'S INVESTMENTS
NOVEMBER 30, 1997             WITH THEIR MARKET VALUES.

INVESTMENTS              25   A COMPLETE LIST OF THE FUND'S INVESTMENTS
OCTOBER 31, 1997              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     38   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    47   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    59   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            60

PROXY VOTING RESULTS     61

NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor Growth Opportunities Fund recently changed from October 31 to November 30. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity funds. To reduce expenses and provide you with a comprehensive report covering both periods ended October 31 and November 30, we've combined both annual reports into one document.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997          PAST 1   PAST 5    PAST 10
                                         YEAR     YEARS     YEARS

ADVISOR GROWTH OPPORTUNITIES -           22.75%   156.32%   661.97%
 INSTITUTIONAL CLASS

S&P 500 (REGISTERED TRADEMARK)           28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                     22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997    PAST 1   PAST 5   PAST 10
                                   YEAR     YEARS    YEARS

ADVISOR GROWTH OPPORTUNITIES -     22.75%   20.71%   22.52%
 INSTITUTIONAL CLASS

S&P 500                            28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE               22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. $10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971209 114250 S00000000000001
             FA Growth Opp -CL I         S&P 500
             00688                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      11422.51                    10761.00
  1988/01/31      11910.83                    11214.04
  1988/02/29      13259.02                    11736.61
  1988/03/31      13503.18                    11373.95
  1988/04/30      13906.58                    11500.20
  1988/05/31      13779.19                    11600.25
  1988/06/30      15000.00                    12132.71
  1988/07/31      14968.15                    12086.60
  1988/08/31      14458.60                    11675.66
  1988/09/30      15042.46                    12173.04
  1988/10/31      15148.62                    12511.45
  1988/11/30      14660.30                    12332.54
  1988/12/31      15223.61                    12548.36
  1989/01/31      16527.85                    13466.90
  1989/02/28      16213.04                    13131.57
  1989/03/31      16370.44                    13437.54
  1989/04/30      17427.33                    14134.94
  1989/05/31      18596.64                    14707.41
  1989/06/30      17798.36                    14623.58
  1989/07/31      18799.03                    15944.09
  1989/08/31      19496.12                    16256.59
  1989/09/30      19304.98                    16189.94
  1989/10/31      18585.40                    15814.33
  1989/11/30      18709.08                    16136.94
  1989/12/31      18898.93                    16524.23
  1990/01/31      17537.72                    15415.45
  1990/02/28      17963.10                    15614.31
  1990/03/31      18424.94                    16028.09
  1990/04/30      17817.26                    15627.39
  1990/05/31      19944.15                    17151.06
  1990/06/30      20053.53                    17034.43
  1990/07/31      19324.31                    16979.92
  1990/08/31      17197.42                    15444.94
  1990/09/30      15860.52                    14692.77
  1990/10/31      15787.60                    14629.59
  1990/11/30      17464.80                    15574.66
  1990/12/31      18587.69                    16009.20
  1991/01/31      20812.81                    16707.20
  1991/02/28      22681.41                    17901.76
  1991/03/31      23308.38                    18334.98
  1991/04/30      23787.82                    18378.99
  1991/05/31      25090.93                    19172.96
  1991/06/30      23320.67                    18294.84
  1991/07/31      24955.70                    19147.38
  1991/08/31      25926.88                    19601.17
  1991/09/30      25336.79                    19273.83
  1991/10/31      25299.91                    19532.10
  1991/11/30      23800.11                    18744.96
  1991/12/31      26521.08                    20889.38
  1992/01/31      27285.72                    20500.84
  1992/02/29      28519.88                    20767.35
  1992/03/31      27567.43                    20362.38
  1992/04/30      28318.66                    20961.04
  1992/05/31      28721.11                    21063.75
  1992/06/30      28063.78                    20749.90
  1992/07/31      29029.65                    21598.57
  1992/08/31      28224.76                    21155.80
  1992/09/30      28305.25                    21405.44
  1992/10/31      28358.91                    21480.36
  1992/11/30      29727.22                    22212.84
  1992/12/31      30506.15                    22486.05
  1993/01/31      31436.21                    22674.94
  1993/02/28      31522.07                    22983.32
  1993/03/31      32695.38                    23468.26
  1993/04/30      32752.62                    22900.33
  1993/05/31      33668.37                    23514.06
  1993/06/30      33797.15                    23582.25
  1993/07/31      34026.09                    23487.92
  1993/08/31      35070.62                    24378.11
  1993/09/30      35199.40                    24190.40
  1993/10/31      36329.79                    24691.14
  1993/11/30      36158.09                    24456.58
  1993/12/31      37270.37                    24752.50
  1994/01/31      39332.71                    25594.09
  1994/02/28      38739.23                    24900.49
  1994/03/31      37092.33                    23814.83
  1994/04/30      38071.57                    24119.66
  1994/05/31      38279.29                    24515.22
  1994/06/30      37240.70                    23914.60
  1994/07/31      38294.12                    24699.00
  1994/08/31      39911.35                    25711.65
  1994/09/30      38709.56                    25081.72
  1994/10/31      39495.91                    25646.06
  1994/11/30      38234.77                    24712.03
  1994/12/31      38335.16                    25078.51
  1995/01/31      38633.67                    25728.79
  1995/02/28      39812.01                    26731.44
  1995/03/31      40833.23                    27520.29
  1995/04/30      42215.81                    28330.76
  1995/05/31      43975.46                    29463.14
  1995/06/30      45468.01                    30147.57
  1995/07/31      47023.42                    31147.26
  1995/08/31      47369.06                    31225.44
  1995/09/30      48296.02                    32543.16
  1995/10/31      48657.37                    32426.98
  1995/11/30      49882.84                    33850.52
  1995/12/31      51209.30                    34502.48
  1996/01/31      52036.56                    35676.95
  1996/02/29      51906.79                    36007.67
  1996/03/31      51841.91                    36354.43
  1996/04/30      52734.06                    36890.29
  1996/05/31      53837.08                    37841.69
  1996/06/30      54112.83                    37985.87
  1996/07/31      52620.51                    36307.65
  1996/08/31      53058.47                    37073.38
  1996/09/30      55588.93                    39159.87
  1996/10/31      57535.44                    40239.90
  1996/11/30      62077.28                    43281.64
  1996/12/31      60582.90                    42424.23
  1997/01/31      63592.26                    45074.89
  1997/02/28      64142.55                    45428.28
  1997/03/31      60995.61                    43561.63
  1997/04/30      63781.42                    46162.26
  1997/05/31      67753.79                    48972.62
  1997/06/30      69886.14                    51166.59
  1997/07/31      75096.65                    55237.92
  1997/08/31      72362.42                    52143.49
  1997/09/30      75251.42                    54999.39
  1997/10/31      73686.55                    53162.41
  1997/11/28      76197.22                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971209 114252 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Institutional Class on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $76,197 - a 661.97% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997          PAST 1   PAST 5    LIFE OF
                                        YEAR     YEARS     FUND

ADVISOR GROWTH OPPORTUNITIES -          28.07%   159.84%   594.13%
 INSTITUTIONAL CLASS

S&P 500 (REGISTERED TRADEMARK)          32.11%   147.49%   399.25%

GROWTH FUNDS AVERAGE                    27.28%   125.25%   N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 18, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997    PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

ADVISOR GROWTH OPPORTUNITIES -    28.07%   21.04%   21.48%
 INSTITUTIONAL CLASS

S&P 500                           32.11%   19.87%   17.52%

GROWTH FUNDS AVERAGE              27.28%   17.28%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. $10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971128 082056 S00000000000001
             FA Growth Opp -CL I         S&P 500
             00688                       SP001
  1987/11/18      10000.00                    10000.00
  1987/11/30       9420.00                     9391.04
  1987/12/31      10760.00                    10105.70
  1988/01/31      11220.00                    10531.15
  1988/02/29      12490.00                    11021.90
  1988/03/31      12720.00                    10681.32
  1988/04/30      13100.00                    10799.89
  1988/05/31      12980.00                    10893.85
  1988/06/30      14130.00                    11393.87
  1988/07/31      14100.00                    11350.58
  1988/08/31      13620.00                    10964.66
  1988/09/30      14170.00                    11431.75
  1988/10/31      14270.00                    11749.55
  1988/11/30      13810.00                    11581.53
  1988/12/31      14340.64                    11784.21
  1989/01/31      15569.24                    12646.82
  1989/02/28      15272.68                    12331.91
  1989/03/31      15420.96                    12619.24
  1989/04/30      16416.54                    13274.18
  1989/05/31      17518.04                    13811.79
  1989/06/30      16766.06                    13733.06
  1989/07/31      17708.68                    14973.16
  1989/08/31      18365.34                    15266.63
  1989/09/30      18185.29                    15204.04
  1989/10/31      17507.45                    14851.30
  1989/11/30      17623.95                    15154.27
  1989/12/31      17802.80                    15517.97
  1990/01/31      16520.54                    14476.72
  1990/02/28      16921.24                    14663.46
  1990/03/31      17356.29                    15052.05
  1990/04/30      16783.86                    14675.75
  1990/05/31      18787.39                    16106.63
  1990/06/30      18890.43                    15997.11
  1990/07/31      18203.50                    15945.91
  1990/08/31      16199.97                    14504.40
  1990/09/30      14940.61                    13798.04
  1990/10/31      14871.92                    13738.71
  1990/11/30      16451.84                    14626.23
  1990/12/31      17509.61                    15034.30
  1991/01/31      19605.66                    15689.80
  1991/02/28      21365.89                    16811.62
  1991/03/31      21956.49                    17218.46
  1991/04/30      22408.13                    17259.78
  1991/05/31      23635.65                    18005.40
  1991/06/30      21968.07                    17180.76
  1991/07/31      23508.27                    17981.38
  1991/08/31      24423.12                    18407.54
  1991/09/30      23867.26                    18100.13
  1991/10/31      23832.52                    18342.67
  1991/11/30      22419.71                    17603.46
  1991/12/31      24982.85                    19617.30
  1992/01/31      25703.15                    19252.42
  1992/02/29      26865.73                    19502.70
  1992/03/31      25968.52                    19122.40
  1992/04/30      26676.18                    19684.60
  1992/05/31      27055.28                    19781.05
  1992/06/30      26436.08                    19486.31
  1992/07/31      27345.93                    20283.30
  1992/08/31      26587.72                    19867.50
  1992/09/30      26663.54                    20101.93
  1992/10/31      26714.09                    20172.29
  1992/11/30      28003.04                    20860.16
  1992/12/31      28736.79                    21116.74
  1993/01/31      29612.91                    21294.13
  1993/02/28      29693.79                    21583.73
  1993/03/31      30799.05                    22039.14
  1993/04/30      30852.96                    21505.79
  1993/05/31      31715.61                    22082.15
  1993/06/30      31836.92                    22146.19
  1993/07/31      32052.58                    22057.60
  1993/08/31      33036.53                    22893.59
  1993/09/30      33157.84                    22717.31
  1993/10/31      34222.66                    23187.55
  1993/11/30      34060.92                    22967.27
  1993/12/31      35108.69                    23245.18
  1994/01/31      37051.41                    24035.51
  1994/02/28      36492.36                    23384.15
  1994/03/31      34940.98                    22364.60
  1994/04/30      35863.42                    22650.87
  1994/05/31      36059.09                    23022.34
  1994/06/30      35080.74                    22458.29
  1994/07/31      36073.06                    23194.93
  1994/08/31      37596.49                    24145.92
  1994/09/30      36464.40                    23554.34
  1994/10/31      37205.15                    24084.32
  1994/11/30      36017.16                    23207.17
  1994/12/31      36111.72                    23551.33
  1995/01/31      36392.92                    24162.01
  1995/02/28      37502.91                    25103.61
  1995/03/31      38464.90                    25844.42
  1995/04/30      39767.29                    26605.53
  1995/05/31      41424.88                    27668.96
  1995/06/30      42830.87                    28311.71
  1995/07/31      44296.06                    29250.52
  1995/08/31      44621.66                    29323.94
  1995/09/30      45494.85                    30561.41
  1995/10/31      45835.25                    30452.31
  1995/11/30      46989.64                    31789.16
  1995/12/31      48239.16                    32401.42
  1996/01/31      49018.44                    33504.37
  1996/02/29      48896.20                    33814.95
  1996/03/31      48835.08                    34140.59
  1996/04/30      49675.48                    34643.82
  1996/05/31      50714.53                    35537.29
  1996/06/30      50974.29                    35672.68
  1996/07/31      49568.52                    34096.66
  1996/08/31      49981.08                    34815.76
  1996/09/30      52364.77                    36775.19
  1996/10/31      54198.38                    37789.45
  1996/11/30      58476.80                    40645.96
  1996/12/31      57069.09                    39840.76
  1997/01/31      59903.91                    42330.01
  1997/02/28      60422.28                    42661.88
  1997/03/31      57457.86                    40908.90
  1997/04/30      60082.10                    43351.17
  1997/05/31      63824.07                    45990.39
  1997/06/30      65832.75                    48050.75
  1997/07/31      70741.05                    51874.15
  1997/08/31      68165.40                    48968.16
  1997/09/30      70886.84                    51650.15
  1997/10/31      69412.73                    49925.03
IMATRL PRASUN   SHR__CHT 19971031 19971128 082058 R00000000000123
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Institutional Class on November 18, 1987, when the fund started. As the chart shows, by October 31, 1997, the value of the investment would have grown to $69,413 - a 594.13% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 would have grown to $49,925 - a 399.25% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with George Vanderheiden, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the 12-month period that ended October 31, 1997, the fund's Institutional Class shares returned 28.07%. The growth funds average, as tracked by Lipper Analytical Services, returned 27.28% during that period, while the Standard & Poor's 500 Index returned 32.11%. For the 12-month period that ended November 30, 1997, the fund's Institutional Class shares returned 22.75%, while the Lipper group and S&P 500 returned 22.00% and 28.51%, respectively.
Q. WHAT MARKET SECTORS HELPED THE FUND'S PERFORMANCE?
A. Over the year ended October 31, stocks in the technology, basic industries and consumer nondurable sectors had the biggest impact on performance. Despite the stigma of litigation, tobacco and consumer nondurable giant Philip Morris was the single biggest contributor to the fund's performance during the period. Strong growth in personal computer sales and corporate spending on telecommunications and networking hardware propelled the fund's technology positions to healthy gains. Compaq Computer, for instance, reported strong unit growth - a key to success given the lack of pricing power in the industry.
Q. HOW DID THE INVESTMENT CLIMATE DURING THE PERIOD AFFECT THE FUND?
A. The past year has been a very favorable environment for U.S. stocks, and the fund has certainly benefited. For the full period, large-capitalization U.S. companies continued to be among the best investments available. I have had about two-thirds of the fund's assets invested in companies with market capitalizations greater than $15 billion, which was the strongest segment of the market for much of the period.
Q. HAVE YOU SEEN ANY IMPORTANT CHANGES IN THE EQUITY MARKET?
A. One of the more significant equity market changes was the resurgence of small stocks relative to larger stocks during August, September and October. This shift, I believe, was due to several factors. First, when the Federal Reserve Board starts raising interest rates as it did this past spring, investors typically take refuge in those stocks with lower, more conservative valuations, which small-cap stocks had when rates began climbing. Second, large-cap companies have recently seen their earnings growth slow. The valuation levels of many large-cap companies, particularly in the consumer and technology sector, were based upon continued strength in earnings growth. Third, small-cap stocks have historically outperformed when economic strength is broadening and accelerating, especially after an economic slowdown like we had in the first three quarters of 1996.
Q. WHAT IMPLICATIONS DO THE FALTERING SOUTHEAST ASIAN ECONOMIES HAVE FOR THE U.S. STOCK MARKET AND FOR THE FUND ITSELF?
A. U.S. investors face three main risks from the economic problems in Southeast Asia. The first is that the widespread financial problems could push the region, including China, into a recession. This in turn would slow world economic growth, including that of the United States. The second risk is that currency devaluations could escalate and ultimately lead to a slowdown in world trade. Over the past several months, many Southeast Asian countries have tried to reverse their economic deterioration by devaluing their currencies. Cheaper currency reduces the price of exports, thereby allowing a country to sell more goods - which increases factory utilization and improves the economy. The problem is that all the economies of Southeast Asia are heavily dependent on exporting. For example, Thailand's export-share gain may be South Korea's share loss. The risk is that the countries in Southeast Asia may embark upon another round of competitive currency devaluations that ultimately forces other export-based countries around the world to react. The final risk is that the bank crisis in the region could escalate as real estate prices fall. A significant portion of bank lending activity has involved real estate projects.
Q. DID YOU MAKE ANY ADJUSTMENTS TO THE PORTFOLIO DURING THE RECENT
MARKET DECLINE?
A. I didn't make any significant changes to the fund during the October decline. The Asian crisis has not yet resulted in any great opportunities to purchase companies at bargain prices in the U.S. Although the Dow Jones Industrial Average fell over 1,000 points from its peak this past August to its low in October - just as it did in October 1987 - the U.S. stock market is not even close to offering the same type of bargains that were available 10 years ago. Despite the fact that the Dow decreased over 13% from its August peak to its October low, many stocks were still selling at the top-end of their historic valuations. However, I continue to monitor the situation in Southeast Asia - particularly Hong Kong - for attractive opportunities.
Q. HOW DID THE FUND'S BOND AND CASH HOLDINGS AFFECT PERFORMANCE?
A. Relative to the performance of the S&P 500, the bond and cash holdings hurt performance over the 12 months ended October 31. The allocations to bonds reduced the return of the fund by approximately 2%. Compared to the S&P 500, the allocation to cash reduced the return of the fund by about 2%. Over the past year, the equity holdings in the fund returned 34.12%, outperforming the S&P 500 return of 32.11%.
Q. WHY DOES THE FUND OWN BONDS?
A. The fund owns bonds because they are currently among the most undervalued and attractively priced financial assets. Four years ago, the 30-year Treasury bond yield was 5.8%. Since then, inflation has declined and industrial capacity has, on average, grown in line with demand, both factors that should relieve pressure on interest rates. In spite of this, prices on the 30-year Treasury bond remained below their level of four years ago. In addition, one potential shock to the economy that could disrupt the stock market is deflation. In this scenario, the prices of products and services fall, the economy begins to slow and earnings decline. Though I consider this development somewhat unlikely, Treasury bonds would be the best assets to own under these circumstances.
Q. THE FUND'S FISCAL YEAR-END HAS BEEN CHANGED FROM OCTOBER 31 TO NOVEMBER 30. CAN YOU GIVE AN UPDATE ON MARKET EVENTS IN THE MONTH OF NOVEMBER AND HOW THEY AFFECTED THE FUND?
A. The Asian currency crises continued to be the big story through November, causing very high market volatility not only in that region, but also in Europe and the U.S. The fund has fared comparatively well amidst all this, for a couple of reasons. First, equity market turmoil has turned investors' attention a bit more toward bonds - which has benefited the fund's bond positions - and interest rates have moved lower. Many of the fund's top holdings have been financial stocks, and they have benefited from their interest-rate sensitivity. Second, the fund owned fewer of the smaller and more commodity-oriented semiconductor and technology stocks that have fallen so sharply on concerns over the events in Asia.
Q. WHAT'S YOUR OUTLOOK?
A. I have positioned the fund with two scenarios in mind. The first is what many call the "Goldilocks" economy, in which the economy grows not too slow, not too fast, but just right. Also in this scenario, inflation remains subdued, corporate profits grow steadily and the stock market grows along with corporate profits. Another possibility is that of deflation, which I mentioned earlier. I'll try to take advantage of a low inflation environment by focusing the fund on four areas: (1) innovative companies in the technology, health care and telecommunications sectors with strong unit growth; (2) financial-sector companies that stand to benefit from lower interest rates; (3) strong global-oriented companies; and (4) industries in which consolidation is occurring and growth rates are strong. Shareholders should keep in mind that there will always be short-term market fluctuations. It's important to remain focused on the long-term, and I feel I've positioned the fund to weather any type of investment climate over the next five to 10 years.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE VANDERHEIDEN ON THE
IMPORTANCE OF A BEING A
LONG-TERM INVESTOR:
"November 1997 marks the 10-year
anniversary of the Advisor Growth
Opportunities Fund. If you had
$10,000 invested in the fund on
November 30, 1987, your
investment in Class T shares would
have grown to $75,181 by
November 30, 1997. Comparable
investments in both the S&P 500
and the fund's Lipper peer group
would have only grown to $55,623
and $49,030, respectively.
"Although investors may be
concerned over October's events,
keep in mind that short-term
market fluctuations such as the
one we had in October are
essentially meaningless over the
long-term. Rather than become
distracted by the investment fads of
the moment, I remain focused on
investing in securities that I
believe offer the best return
potential over the next five to 10
years. I also keep the fund
diversified across industry sectors
and may invest a portion in bonds
when I feel bonds are attractively
priced. I have learned to hedge my
investment choices when I feel I
don't have all the answers. This gives
me confidence that shareholders
will be positioned to benefit over
the next 10 years, just as they
have during the past 10 years."
FUND FACTS
GOAL: to provide capital
growth by investing primarily
in common stocks and
securities convertible into
common stocks
START DATE: November 18, 1987
SIZE:
as of November 30, 1997,
more than $21.3 billion
MANAGER: George Vanderheiden,
since 1987; joined Fidelity
in 1971
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997

                               % OF FUND'S INVESTMENTS AS OF

                                                               OCTOBER 31, 1997   APRIL 30, 1997

PHILIP MORRIS                  6.0                             5.7                7.2
 COMPANIES, INC.

FEDERAL NATIONAL               5.0                             4.8                5.0
 MORTGAGE ASSOCIATION

FLEET FINANCIAL GROUP, INC.    3.0                             2.9                3.1

COLUMBIA/HCA                   2.9                             2.5                2.0
 HEALTHCARE CORP.

FEDERAL HOME LOAN              2.8                             2.7                2.7
 MORTGAGE CORPORATION

GENERAL MOTORS CORP.           1.9                             2.3                2.6

HOME DEPOT, INC.               1.9                             2.0                0.9

WAL-MART STORES, INC.          1.8                             1.6                1.4

VODAFONE GROUP PLC             1.6                             1.4                1.6
 SPONSORED ADR

INTERNATIONAL BUSINESS         1.6                             1.7                3.5
 MACHINES CORP.


TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
      % OF FUND'S INVESTMENTS AS OF

                            OCTOBER 31, 1997   APRIL 30, 1997

FINANCE              18.8   18.4               16.5

TECHNOLOGY           10.7   11.3               14.4

RETAIL & WHOLESALE   8.0    8.1                5.4

HEALTH               7.9    7.3                5.8

UTILITIES            7.2    6.3                6.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
 AS OF NOVEMBER 30, 1997 * AS OF OCTOBER 31, 1997 ** AS OF APRIL 30,
1997 ***
ROW: 1, COL: 1, VALUE: 7.6
ROW: 1, COL: 2, VALUE: 12.1
ROW: 1, COL: 3, VALUE: 80.3
ROW: 1, COL: 1, VALUE: 7.1
ROW: 1, COL: 2, VALUE: 12.1
ROW: 1, COL: 3, VALUE: 80.8
ROW: 1, COL: 1, VALUE: 7.6
ROW: 1, COL: 2, VALUE: 12.9
ROW: 1, COL: 3, VALUE: 79.5
STOCKS 80.3%
BONDS 12.1%
SHORT-TERM
INVESTMENTS 7.6%
FOREIGN
INVESTMENTS 7.9%
STOCKS 80.8%
BONDS 12.1%
SHORT-TERM
INVESTMENTS 7.1%
FOREIGN
INVESTMENTS 8.0%
STOCKS 79.5%
BONDS 12.9%
SHORT-TERM
INVESTMENTS 7.6%
FOREIGN
INVESTMENTS 8.1%
**
*
***
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 80.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.5%
AEROSPACE & DEFENSE - 0.0%
Boeing Co.   20,500 $ 1,089
Gulfstream Aerospace Corp. (a)  235,800  6,926
  8,015
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   1,497,700  83,778
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  105,400  2,991
Newport News Shipbuilding, Inc.   324,000  7,857
  10,848
TOTAL AEROSPACE & DEFENSE   102,641
BASIC INDUSTRIES - 3.3%
CHEMICALS & PLASTICS - 2.2%
Air Products & Chemicals, Inc.   333,800  25,598
Dow Chemical Co.   92,700  9,154
du Pont (E.I.) de Nemours & Co.   3,735,100  226,207
Raychem Corp.   1,439,600  136,132
Union Carbide Corp.   1,577,800  69,621
  466,712
PACKAGING & CONTAINERS - 0.7%
Bemis Co., Inc.   298,300  12,566
Corning, Inc.   1,353,600  57,444
Owens-Illinois, Inc. (a)  2,292,200  77,648
  147,658
PAPER & FOREST PRODUCTS - 0.4%
Boise Cascade Corp.   608,100  20,485
Champion International Corp.   747,000  40,011
International Paper Co.   93,700  4,445
Willamette Industries, Inc.   503,800  17,696
  82,637
TOTAL BASIC INDUSTRIES   697,007
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.3%
CONSTRUCTION - 1.0%
Centex Corp.   543,700 $ 34,457
D.R. Horton, Inc.   1,689,780  30,099
Fleetwood Enterprises, Inc. (c)  2,038,852  72,762
Kaufman & Broad Home Corp. (c)  2,614,000  56,691
U.S. Home Corp.   560,100  20,794
  214,803
ENGINEERING - 0.3%
Fluor Corp.   1,767,600  63,523
TOTAL CONSTRUCTION & REAL ESTATE   278,326
DURABLES - 4.0%
AUTOS, TIRES, & ACCESSORIES - 2.8%
Circuit City Stores, Inc. - CarMax Group  129,700  1,548
Cummins Engine Co., Inc.   612,600  39,436
Discount Auto Parts, Inc. (a)(c)  947,000  17,697
Federal-Mogul Corp.   307,100  12,630
General Motors Corp.   6,738,739  411,063
Gentex Corp. (a)  267,900  6,631
Goodyear Tire & Rubber Co.   396,200  24,044
Honda Motor Co. Ltd.   377,000  13,627
Magna International, Inc. Class A  831,000  52,344
Superior Industries International, Inc.   848,100  22,051
  601,071
CONSUMER ELECTRONICS - 0.6%
Newell Co.   600,900  24,524
Philips Electronics NV  490,000  32,830
Philips Electronics NV (Bearer)  1,149,700  75,876
  133,230
TEXTILES & APPAREL - 0.6%
Burlington Industries, Inc. (a)  1,068,000  15,486
Liz Claiborne, Inc.   686,800  34,512
NIKE, Inc. Class B  1,298,200  63,206
Reebok International Ltd. (a)  202,400  7,957
  121,161
TOTAL DURABLES   855,462
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 5.3%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   1,189,200 $ 37,460
OIL & GAS - 5.1%
Amerada Hess Corp.   545,300  30,537
Atlantic Richfield Co.   719,400  58,631
British Petroleum PLC ADR  2,599,126  215,727
Burlington Resources, Inc.   2,852,865  126,953
Elf Aquitaine SA sponsored ADR  287,447  16,456
Enron Oil & Gas Co.   256,500  4,890
Kerr-McGee Corp.   420,200  27,865
Mobil Corp.   18,100  1,302
Occidental Petroleum Corp.   4,296,100  127,540
Phillips Petroleum Co.   50,000  2,422
Royal Dutch Petroleum Co.   5,064,800  266,852
Santa Fe Energy Resources, Inc.   419,600  4,694
Tosco Corp.   4,277,500  139,286
Total SA Class B  197,574  20,737
Total SA sponsored ADR  435,352  22,883
Valero Energy Corp.   428,400  13,441
  1,080,216
TOTAL ENERGY   1,117,676
FINANCE - 18.8%
BANKS - 1.4%
Credit Suisse Group (Reg.)  612,400  89,506
NationsBank Corp.   1,652,500  99,253
Providian Financial Corp.   2,484,800  109,487
  298,246
CREDIT & OTHER FINANCE - 3.3%
CIT Group, Inc. Class A  451,100  13,702
Fleet Financial Group, Inc.   9,706,510  641,236
Green Tree Financial Corp.   1,025,600  31,409
Money Store, Inc.   451,100  11,306
  697,653
FEDERAL SPONSORED CREDIT - 7.8%
Federal Home Loan Mortgage Corporation  14,533,200  599,494
Federal National Mortgage Association  20,377,220  1,076,172
  1,675,666
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 5.8%
AFLAC, Inc.   477,950 $ 22,045
Aegon NV (Reg.)  80,484  6,841
Allmerica Financial Corp.   912,000  44,232
Allstate Corp.   3,459,982  297,126
American International Group, Inc.   2,354,775  237,391
CIGNA Corp.   1,067,800  178,590
General Re Corp.   239,500  47,541
Loews Corp.   698,100  74,086
MGIC Investment Corp.   2,279,800  133,226
PMI Group, Inc.   1,468,900  95,478
Provident Companies, Inc.   180,400  5,919
Reliastar Financial Corp.   479,200  17,730
Stirling Cooke Brown Holdings Ltd.   10,500  255
Torchmark Corp.   1,485,200  60,615
Travelers Property Casualty Corp. Class A  289,100  11,492
UNUM Corp.   134,200  6,366
  1,238,933
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   365,740  32,780
Ocwen Financial Corp. (a)  56,000  1,358
  34,138
SECURITIES INDUSTRY - 0.3%
Affiliated Managers Group, Inc.   73,600  1,840
United Asset Management Corp.   2,447,700  63,793
  65,633
TOTAL FINANCE   4,010,269
HEALTH - 7.9%
DRUGS & PHARMACEUTICALS - 2.9%
American Home Products Corp.   1,634,500  114,211
Amgen, Inc.   964,800  49,325
Astra AB Class A Free shares  6,517,066  113,028
COR Therapeutics, Inc. (a)  64,500  1,467
Gilead Sciences, Inc. (a)  71,700  2,474
Ligand Pharmaceuticals, Inc. Class B (a)  34,600  441
Medimmune, Inc. (a)  46,200  1,767
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Merck & Co., Inc.   298,100 $ 28,189
Novartis AG (Reg.)  72,325  115,493
Schering-Plough Corp.   2,871,500  180,007
Sepracor, Inc. (a)  222,200  8,194
  614,596
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Allegiance Corp.   104,840  3,322
Bard (C.R.), Inc.   1,074,600  32,171
Baxter International, Inc.   344,600  17,445
Biomet, Inc.   1,145,100  27,339
Johnson & Johnson  194,200  12,223
St. Jude Medical, Inc. (a)  1,775,100  52,587
  145,087
MEDICAL FACILITIES MANAGEMENT - 4.3%
AmeriPath, Inc.   6,800  114
Columbia/HCA Healthcare Corp.   20,665,763  609,640
Humana, Inc. (a)  5,083,900  112,799
Tenet Healthcare Corp. (a)  4,055,400  128,505
United HealthCare Corp.   1,508,600  78,542
  929,600
TOTAL HEALTH   1,689,283
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   804,750  20,722
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  90,500  2,240
Alcatel Alsthom Compagnie Generale d'Electricite SA  737,500  92,391
Cherry Corp.:
 Class A (a)(c)  537,300  7,992
 Class B (a)(c)  368,300  5,248
Emerson Electric Co.   282,200  15,521
General Electric Co.   1,688,600  124,534
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Grainger (W.W.), Inc.   135,300 $ 12,668
Scientific-Atlanta, Inc.   718,600  14,372
Westinghouse Electric Corp.   1,046,100  31,383
  306,349
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
Caterpillar, Inc.   2,002,300  95,985
Ultratech Stepper, Inc.  (a)(c)  1,306,700  32,178
  128,163
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   433,741  15,479
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   449,991
MEDIA & LEISURE - 4.0%
BROADCASTING - 0.7%
Comcast Corp. Class A  144,600  4,031
Comcast Corp. Class A special  262,700  7,356
Cox Communications, Inc. Class A (a)  414,400  14,064
HSN, Inc. (a)  57,505  2,566
TCI Group Class A  1,217,527  27,889
Tele-Communications, Inc. (TCI) (Ventures Group) Series A  2,053,373
46,457
Time Warner, Inc.   863,300  50,287
  152,650
ENTERTAINMENT - 0.9%
Cedar Fair LP (depositary unit)  1,362,000  36,178
King World Productions, Inc.   269,600  14,659
MGM Grand, Inc.  (a)  48,100  1,882
Royal Caribbean Cruises Ltd.   1,972,100  94,661
Viacom, Inc.:
 Class A (a)  510,300  17,733
 Class B (non-vtg.) (a)  522,800  18,298
  183,411
LEISURE DURABLES & TOYS - 0.4%
Nintendo Co. Ltd. Ord.   808,500  83,497
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.9%
Circus Circus Enterprises, Inc. (a)  1,462,400 $ 30,162
HFS, Inc. (a)  1,032,800  70,876
Harrah's Entertainment, Inc. (a)  474,300  9,516
Mirage Resorts, Inc. (a)  2,016,200  47,885
Rio Hotel & Casino, Inc. (a)  145,700  3,041
Sun International Hotels Ltd. Ord. (a)  1,124,000  42,642
  204,122
PUBLISHING - 0.4%
Cognizant Corp.   517,200  22,175
Petersen Companies, Inc. Class A  9,500  171
US WEST Media Group (a)  2,068,700  54,950
  77,296
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  325,100  4,795
McDonald's Corp.   1,738,700  84,327
Papa John's International, Inc. (a)  190,700  6,341
Tricon Global Restaurants, Inc. (a)  20,010  677
Wendy's International, Inc.   2,405,100  50,507
  146,647
TOTAL MEDIA & LEISURE   847,623
NONDURABLES - 6.8%
BEVERAGES - 0.1%
PepsiCo, Inc.   200,100  7,379
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   124,100  3,242
TOBACCO - 6.7%
Philip Morris Companies, Inc.   29,418,600  1,279,709
RJR Nabisco Holdings Corp.   4,051,760  147,636
  1,427,345
TOTAL NONDURABLES   1,437,966
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   150,100  2,467
Newmont Mining Corp.   590,481  17,751
  20,218
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 8.0%
APPAREL STORES - 0.4%
Gap, Inc.   695,300 $ 37,329
TJX Companies, Inc.   1,326,800  45,775
  83,104
DRUG STORES - 0.0%
CVS Corp.   54,500  3,617
GENERAL MERCHANDISE STORES - 2.2%
Federated Department Stores, Inc. (a)  1,561,513  71,147
Proffitts, Inc. (a)  799,800  24,444
Wal-Mart Stores, Inc.   9,353,600  373,559
  469,150
GROCERY STORES - 0.4%
Safeway, Inc. (a)  1,388,300  84,339
RETAIL & WHOLESALE, MISCELLANEOUS - 5.0%
Circuit City Stores, Inc. - Circuit City Group  4,585,300  150,455
Corporate Express, Inc.   835,500  13,055
Home Depot, Inc.   7,141,850  399,497
Lowe's Companies, Inc.   6,472,400  297,326
Officemax, Inc. (a)  2,459,325  34,584
Office Depot, Inc. (a)  713,700  16,861
PEAPOD, Inc.   48,200  380
Rex Stores Corp.  (a)  336,000  3,822
Staples, Inc. (a)  1,403,000  39,547
Toys "R" Us, Inc. (a)  1,672,500  57,074
U.S. Office Products Co. (a)  1,107,300  22,008
Viking Office Products, Inc. (a)  996,500  23,106
  1,057,715
TOTAL RETAIL & WHOLESALE   1,697,925
SERVICES - 0.2%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   229,650  11,009
LEASING & RENTAL - 0.0%
Avis Rent A Car, Inc. (a)   57,100  1,916
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   114,100  4,022
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - 0.1%
Reuters Holdings PLC ADR Class B  393,200 $ 26,590
TOTAL SERVICES   43,537
TECHNOLOGY - 10.7%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp.   570,900  15,129
COMPUTER SERVICES & SOFTWARE - 2.7%
Automatic Data Processing, Inc.   842,300  47,379
CUC International, Inc. (a)  1,916,000  55,085
Ceridian Corp. (a)  1,380,700  60,578
CompUSA, Inc. (a)  554,500  20,274
E Trade Group, Inc. (a)  434,300  10,885
Electronic Data Systems Corp.   2,921,100  111,002
Electronics for Imaging, Inc. (a)  456,400  22,021
First Data Corp.   1,542,900  43,683
Microsoft Corp. (a)  659,800  93,362
Netscape Communications Corp. (a)  11,700  333
Oracle Corp. (a)  1,176,525  39,193
PRT Group, Inc.   97,400  1,303
Paychex, Inc.   290,000  11,890
Policy Management Systems Corp. (a)(c)  932,250  60,247
  577,235
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Compaq Computer Corp.   2,995,400  187,025
Hewlett-Packard Co.   1,018,000  62,162
Ingram Micro, Inc. Class A (a)  170,000  5,153
International Business Machines Corp.   3,063,200  335,612
Quantum Corp. (a)  229,100  6,100
SCI Systems, Inc. (a)(c)  3,049,700  139,714
Tech Data Corp. (a)  1,007,300  40,670
Western Digital Corp. (a)  375,800  7,587
  784,023
ELECTRONIC INSTRUMENTS - 0.7%
Applied Materials, Inc. (a)  150,000  4,950
Cognex Corp. (a)  372,600  9,921
Lam Research Corp. (a)(c)  2,110,500  64,634
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
Novellus Systems, Inc. (a)  320,800 $ 12,070
Thermo Electron Corp. (a)  1,071,300  39,437
Varian Associates, Inc.   351,000  20,270
  151,282
ELECTRONICS - 3.5%
AMP, Inc.   2,162,400  93,929
Intel Corp.   2,917,100  226,440
International Manufacturing Services, Inc. Class A 16,200 164 Methode Electronics, Inc. Class A 609,500 9,904
Micron Technology, Inc. (a)  4,214,200  104,828
Molex, Inc.   403,325  14,016
Motorola, Inc.   467,200  29,375
Solectron Corp. (a)(c)  7,193,900  262,128
Thomas & Betts Corp.   293,800  13,331
Uniphase Corp. (a)  64,200  2,576
  756,691
TOTAL TECHNOLOGY   2,284,360
TRANSPORTATION - 0.5%
AIR TRANSPORTATION - 0.0%
Northwest Airlines Corp. Class A (a)  195,500  8,113
RAILROADS - 0.3%
Bombardier, Inc. Class B  571,800  11,805
Burlington Northern Santa Fe Corp.   182,600  16,708
CSX Corp.   715,900  37,450
  65,963
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR 539,500 12,678 Stolt-Nielsen SA 274,900 6,220
  18,898
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   120,400  3,251
Yellow Corp. (a)  613,600  16,184
  19,435
TOTAL TRANSPORTATION   112,409
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 7.2%
CELLULAR - 2.4%
AirTouch Communications, Inc.   4,139,000 $ 162,456
Century Telephone Enterprises, Inc.   170,000  7,831
Vodafone Group PLC sponsored ADR  5,133,600  338,817
  509,104
ELECTRIC UTILITY - 0.4%
American Electric Power Co., Inc.   751,900  37,266
Entergy Corp.   1,104,800  28,725
Houston Industries, Inc.   138,900  3,290
Niagara Mohawk Power Corp. (a)  468,200  4,477
PECO Energy Co.   98,500  2,395
PG&E Corp.   332,819  9,402
  85,555
GAS - 0.0%
Enron Corp.   365,600  14,167
TELEPHONE SERVICES - 4.4%
AT&T Corp.   810,400  45,281
Ameritech Corp.   693,400  53,435
Bell Atlantic Corp.   995,546  88,853
BellSouth Corp.   1,265,700  69,297
Deutsche Telekom AG  442,800  9,029
France Telecom SA  84,800  3,112
MCI Communications Corp.   7,396,900  325,001
SBC Communications, Inc.   1,062,100  77,334
Sprint Corp.   3,662,300  214,473
Telebras sponsored ADR  293,600  30,645
WorldCom, Inc. (a)  572,800  18,330
  934,790
TOTAL UTILITIES   1,543,616
TOTAL COMMON STOCKS
(Cost $11,716,632)   17,209,031
U.S. TREASURY OBLIGATIONS - 12.1%
 PRINCIPAL  VALUE (NOTE 1)
 AMOUNT (000S) (000S)
stripped principal:
 0%, 2/15/19 $ 617,000 $ 168,503
 0%, 8/15/19  420,000  111,245
 0%, 8/15/20  1,211,300  302,122
 0%, 8/15/21  212,000  49,625
6 1/4%, 8/15/23  300,750  305,589
7 5/8%, 11/15/22  106,000  125,991
8 1/8%, 8/15/19  1,229,000  1,519,929
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,285,788)   2,583,004
CASH EQUIVALENTS - 7.1%
 SHARES

Taxable Central Cash Fund (b)
(Cost $1,520,590)  1,520,590,378  1,520,590
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $15,523,010)   $ 21,312,625
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 11 of Notes to Financial Statements). INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $15,532,207,000. Net unrealized appreciation aggregated $5,780,418,000, of which $6,127,955,000 related to appreciated investment securities and $347,537,000 related to depreciated investment securities.
The fund hereby designates approximately $66,000 as a capital gain dividend for the purpose of the dividend paid deduction.
INVESTMENTS OCTOBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 80.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.7%
AEROSPACE & DEFENSE - 0.2%
Boeing Co.   601,100 $ 28,778
Gulfstream Aerospace Corp. (a)  235,800  6,838
  35,616
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   1,661,200  90,120
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  117,900  3,183
Newport News Shipbuilding, Inc.   343,600  7,388
  10,571
TOTAL AEROSPACE & DEFENSE   136,307
BASIC INDUSTRIES - 3.4%
CHEMICALS & PLASTICS - 2.2%
Air Products & Chemicals, Inc.   358,300  27,231
du Pont (E.I.) de Nemours & Co.   3,812,100  216,813
Raychem Corp.   1,439,600  130,374
Union Carbide Corp.   1,577,800  72,085
  446,503
PACKAGING & CONTAINERS - 0.7%
Bemis Co., Inc.   254,600  9,707
Corning, Inc.   1,435,000  64,754
Owens-Illinois, Inc. (a)  2,292,200  79,081
  153,542
PAPER & FOREST PRODUCTS - 0.5%
Boise Cascade Corp.   701,600  24,293
Champion International Corp.   867,100  47,853
International Paper Co.   153,900  6,926
Ivex Packaging Corp.   24,200  511
Willamette Industries, Inc.   503,800  16,657
  96,240
TOTAL BASIC INDUSTRIES   696,285
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.2%
CONSTRUCTION - 0.9%
Centex Corp.   564,500 $ 33,023
D.R. Horton, Inc.   1,689,780  25,347
Fleetwood Enterprises, Inc. (c)  2,038,852  61,803
Kaufman & Broad Home Corp. (c)  2,614,000  55,711
U.S. Home Corp.   560,100  19,883
  195,767
ENGINEERING - 0.3%
Fluor Corp.   1,533,800  63,078
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Imperial Credit Commercial Mortgage Investment Corp.   14,600  241
TOTAL CONSTRUCTION & REAL ESTATE   259,086
DURABLES - 4.4%
AUTOS, TIRES, & ACCESSORIES - 3.3%
Circuit City Stores, Inc. - CarMax Group  129,700  1,800
Cummins Engine Co., Inc.   612,600  37,330
Discount Auto Parts, Inc. (a)(c)  947,000  19,828
Federal-Mogul Corp.   378,600  16,020
General Motors Corp.   7,453,639  478,430
Gentex Corp. (a)  273,000  6,688
Goodyear Tire & Rubber Co.   396,200  24,812
Honda Motor Co. Ltd.   528,000  17,761
Magna International, Inc. Class A  831,000  54,812
Stoneridge, Inc.   16,900  275
Superior Industries International, Inc.   936,000  24,979
  682,735
CONSUMER ELECTRONICS - 0.4%
Newell Co.   600,900  23,060
Philips Electronics NV  202,400  15,863
Philips Electronics NV (Bearer)  576,500  45,053
  83,976
TEXTILES & APPAREL - 0.7%
Big Dog Holdings, Inc.   9,200  130
Burlington Industries, Inc. (a)  1,175,600  17,560
Liz Claiborne, Inc.   616,100  31,229
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
NIKE, Inc. Class B  1,563,100 $ 73,466
Reebok International Ltd.   202,400  7,463
  129,848
TOTAL DURABLES   896,559
ENERGY - 5.6%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   1,209,800  43,931
OIL & GAS - 5.4%
Amerada Hess Corp.   545,300  33,502
Atlantic Richfield Co.   762,900  62,796
British Petroleum PLC ADR  2,683,173  235,448
Burlington Resources, Inc.   2,852,865  139,612
Dril-Quip, Inc.   1,100  39
Elf Aquitaine SA sponsored ADR  287,447  17,750
Enron Oil & Gas Co.   315,900  6,654
Kerr-McGee Corp.   420,200  28,390
Mobil Corp.   197,600  14,388
Occidental Petroleum Corp.   3,473,300  96,818
Phillips Petroleum Co.   50,000  2,419
Royal Dutch Petroleum Co.   5,064,800  266,535
Santa Fe Energy Resources, Inc.   462,200  6,037
Tosco Corp.   4,277,500  141,158
Total SA Class B  149,374  16,548
Total SA sponsored ADR  435,352  24,162
Union Pacific Resources Group, Inc.   89,100  2,194
Valero Energy Corp.   428,400  12,906
  1,107,356
TOTAL ENERGY   1,151,287
FINANCE - 18.4%
BANKS - 1.2%
Credit Suisse Group (Reg.)  612,400  86,375
NationsBank Corp.   1,127,800  67,527
Providian Financial Corp.   2,471,800  91,457
  245,359
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 3.1%
Fleet Financial Group, Inc.   9,229,810 $ 593,592
Green Tree Financial Corp.   1,057,200  44,535
  638,127
FEDERAL SPONSORED CREDIT - 7.5%
Federal Home Loan Mortgage Corporation  14,589,400  552,573
Federal National Mortgage Association  20,377,220  987,022
  1,539,595
INSURANCE - 6.2%
AFLAC, Inc.   477,950  24,316
Aegon NV (Reg.)  440,484  35,019
Allmerica Financial Corp.   912,000  42,750
Allstate Corp.   3,459,982  286,962
American International Group, Inc.   2,354,775  240,334
CIGNA Corp.   987,300  156,383
Equitable of Iowa Companies   424,700  27,801
General Re Corp.   239,500  47,226
Loews Corp.   698,100  77,969
MGIC Investment Corp.   2,406,000  145,112
PMI Group, Inc.   1,468,900  88,777
Provident Companies, Inc.   180,400  6,021
Reliastar Financial Corp.   552,000  20,631
Torchmark Corp.   1,485,200  59,222
Travelers Property Casualty Corp. Class A  172,600  6,235
UNUM Corp.   134,200  6,542
  1,271,300
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.   365,740  31,728
Ocwen Financial Corp. (a)  28,000  1,538
  33,266
SECURITIES INDUSTRY - 0.3%
United Asset Management Corp.   2,447,700  64,864
TOTAL FINANCE   3,792,511
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 7.3%
DRUGS & PHARMACEUTICALS - 2.6%
American Home Products Corp.   1,108,900 $ 82,197
Amgen, Inc.   988,200  48,669
Astra AB Class A Free shares  6,517,066  104,897
COR Therapeutics, Inc. (a)  64,500  1,439
Gilead Sciences, Inc. (a)  71,700  2,447
Ligand Pharmaceuticals, Inc. Class B (a)  34,600  506
Medimmune, Inc. (a)  46,200  1,842
Merck & Co., Inc.   298,100  26,605
Novartis AG (Reg.)  72,325  113,414
Schering-Plough Corp.   2,871,500  160,984
Sepracor, Inc. (a)  50,700  1,819
  544,819
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Allegiance Corp.   104,840  2,909
Bard (C.R.), Inc.   1,074,600  29,820
Baxter International, Inc.   344,600  15,938
Biomet, Inc.   1,145,100  28,556
Johnson & Johnson  147,800  8,480
St. Jude Medical, Inc. (a)  1,732,200  52,507
  138,210
MEDICAL FACILITIES MANAGEMENT - 4.0%
AmeriPath, Inc.   21,200  350
Columbia/HCA Healthcare Corp.   18,409,563  520,070
Humana, Inc. (a)  5,083,900  106,762
Tenet Healthcare Corp. (a)  4,055,400  123,943
United HealthCare Corp.   1,508,600  69,867
  820,992
TOTAL HEALTH   1,504,021
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   804,750  21,628
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  90,500  2,200
Alcatel Alsthom Compagnie Generale d'Electricite SA 737,500 88,853 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Cherry Corp.:
 Class A (a)(c)  537,300 $ 8,261
 Class B (a)(c)  368,300  5,571
Emerson Electric Co.   282,200  14,798
General Electric Co.   1,688,600  109,020
Grainger (W.W.), Inc.   135,300  11,830
Scientific-Atlanta, Inc.   718,600  13,339
Westinghouse Electric Corp.   1,137,300  30,068
  283,940
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Caterpillar, Inc.   2,327,800  119,300
Ultratech Stepper, Inc. (a)(c)  1,306,700  35,607
  154,907
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   433,741  14,096
Casella Waste Systems, Inc. Class A  50,700  1,122
  15,218
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   454,065
MEDIA & LEISURE - 4.0%
BROADCASTING - 0.7%
Comcast Corp. Class A  144,600  3,940
Comcast Corp. Class A special  216,600  5,956
Cox Communications, Inc. Class A (a)  414,400  12,743
HSN, Inc. (a)  194,205  7,768
TCI Group Class A  1,217,527  27,927
Tele-Communications, Inc. (TCI) (Ventures Group) Series A (a)
1,537,973  35,469
Time Warner, Inc.   863,300  49,802
  143,605
ENTERTAINMENT - 0.8%
Cedar Fair LP (depositary unit)  681,000  33,326
King World Productions, Inc.   238,700  11,279
MGM Grand, Inc. (a)  48,100  2,110
Royal Caribbean Cruises Ltd.   2,038,800  94,677
Viacom, Inc. Class A (a)  423,800  12,661
Viacom, Inc. Class B (non-vtg.) (a)  522,800  15,815
  169,868
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.4%
Nintendo Co. Ltd. Ord.   932,700 $ 80,565
LODGING & GAMING - 1.0%
Circus Circus Enterprises, Inc. (a)  1,462,400  32,539
HFS, Inc. (a)  986,400  69,541
Harrah's Entertainment, Inc. (a)  579,600  11,411
Mirage Resorts, Inc. (a)  2,016,200  50,405
Rio Hotel & Casino, Inc. (a)  145,700  3,196
Sun International Hotels Ltd. Ord. (a)  1,124,000  40,464
  207,556
PUBLISHING - 0.3%
Cognizant Corp.   517,200  20,268
Petersen Companies, Inc. Class A  20,600  407
US WEST Media Group (a)  1,751,000  44,213
  64,888
RESTAURANTS - 0.8%
Brinker International, Inc. (a)  325,100  4,551
Lone Star Steakhouse Saloon (a)  919,000  21,252
McDonald's Corp.   1,738,700  77,915
Papa John's International, Inc. (a)  190,700  5,638
Tricon Global Restaurants, Inc. (a)  20,010  607
Wendy's International, Inc.   2,149,800  45,146
  155,109
TOTAL MEDIA & LEISURE   821,591
NONDURABLES - 6.4%
BEVERAGES - 0.1%
PepsiCo, Inc.   200,100  7,366
FOODS - 0.0%
American Italian Pasta Co. Series A  15,500  326
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   172,700  4,674
TOBACCO - 6.3%
Philip Morris Companies, Inc.   29,415,600  1,165,593
RJR Nabisco Holdings Corp.   4,241,960  134,417
  1,300,010
TOTAL NONDURABLES   1,312,376
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   150,100 $ 3,075
Newmont Mining Corp.   590,481  20,667
  23,742
RETAIL & WHOLESALE - 8.1%
APPAREL STORES - 0.4%
Gap, Inc.   739,600  39,337
TJX Companies, Inc.   1,326,800  39,306
  78,643
DRUG STORES - 0.0%
CVS Corp.   107,900  6,616
GENERAL MERCHANDISE STORES - 2.1%
Federated Department Stores, Inc. (a)  1,561,513  68,707
Proffitts, Inc. (a)  799,800  22,944
Wal-Mart Stores, Inc.   9,353,600  328,545
  420,196
GROCERY STORES - 0.4%
Safeway, Inc. (a)  1,484,000  86,258
RETAIL & WHOLESALE, MISCELLANEOUS - 5.2%
Circuit City Stores, Inc. - Circuit City Group  4,585,300  182,839
Corporate Express, Inc.   835,500  12,271
Home Depot, Inc.   7,373,150  410,131
Lowe's Companies, Inc.   6,472,400  269,414
Officemax, Inc. (a)  2,459,325  32,893
Office Depot, Inc. (a)  713,700  14,720
PEAPOD, Inc.   48,200  458
Rex Stores Corp. (a)  336,000  3,885
Staples, Inc. (a)  1,403,000  36,829
Toys "R" Us, Inc. (a)  1,738,300  59,211
U.S. Office Products Co. (a)  738,200  23,069
Viking Office Products, Inc. (a)  996,500  23,854
  1,069,574
TOTAL RETAIL & WHOLESALE   1,661,287
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.2%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   229,650 $ 10,908
LEASING & RENTAL - 0.0%
Avis Rent A Car, Inc. (a)  57,100  1,567
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   223,700  7,298
SERVICES - 0.1%
Boron LePore & Associates, Inc.   12,800  312
Reuters Holdings PLC ADR Class B  393,200  25,853
  26,165
TOTAL SERVICES   45,938
TECHNOLOGY - 11.3%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp. (a)  570,900  13,238
Concord Communications, Inc.   6,200  110
Nokia Corp. AB sponsored ADR  153,300  13,529
  26,877
COMPUTER SERVICES & SOFTWARE - 2.6%
Advantage Learning Systems, Inc.   9,300  235
Automatic Data Processing, Inc.   951,200  48,630
CUC International, Inc. (a)  1,916,000  56,522
Ceridian Corp. (a)  1,380,700  53,934
CompUSA, Inc. (a)  554,500  18,160
E Trade Group, Inc. (a)  387,900  11,976
Electronic Data Systems Corp.   2,828,100  109,412
First Data Corp.   1,542,900  44,840
J.D. Edwards & Co.   15,300  520
Microsoft Corp. (a)   590,200  76,726
N2K, Inc.   6,600  174
Netscape Communications Corp. (a)  11,700  385
Network Solutions, Inc. Class A   5,400  103
Omega Research, Inc.   10,700  88
Oracle Corp. (a)  1,176,525  42,098
Paychex, Inc.   503,400  19,192
Policy Management Systems Corp. (a)(c)  932,250  57,100
  540,095
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 4.0%
Compaq Computer Corp. (a)  3,179,900 $ 202,719
Hewlett-Packard Co.   1,018,000  62,798
Ingram Micro, Inc. Class A (a)  170,000  5,068
International Business Machines Corp.   3,529,100  346,072
Quantum Corp. (a)  229,100  7,245
SCI Systems, Inc. (a)(c)  3,060,000  134,640
Tech Data Corp. (a)  1,007,300  44,825
Western Digital Corp. (a)  375,800  11,251
  814,618
ELECTRONIC INSTRUMENTS - 0.8%
Applied Materials, Inc. (a)  150,000  5,006
Cognex Corp. (a)  372,600  9,967
Lam Research Corp. (a)(c)  2,110,500  76,242
Novellus Systems, Inc. (a)  320,800  14,276
Thermo Electron Corp. (a)  1,071,300  39,973
Varian Associates, Inc.   351,000  20,533
  165,997
ELECTRONICS - 3.8%
AMP, Inc.   2,162,400  97,308
Intel Corp.   2,966,100  228,390
International Manufacturing Services, Inc. Class A  16,200  176
MMC Networks, Inc.   17,700  387
Methode Electronics, Inc. Class A  609,500  12,038
Micron Technology, Inc. (a)  3,889,600  104,290
Molex, Inc.   409,625  14,362
Motorola, Inc.   513,000  31,678
Power-One, Inc.   8,600  160
Solectron Corp. (a)(c)  7,193,900  282,360
Thomas & Betts Corp.   293,800  14,616
Uniphase Corp. (a)  32,100  2,155
  787,920
TOTAL TECHNOLOGY   2,335,507
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.1%
Northwest Airlines Corp. Class A (a)  195,500 $ 8,798
RAILROADS - 0.3%
Bombardier, Inc. Class B  571,800  10,961
Burlington Northern Santa Fe Corp.   182,600  17,347
CSX Corp.   715,900  39,151
  67,459
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  610,000  16,165
Stolt-Nielsen SA  282,700  7,209
  23,374
TRUCKING & FREIGHT - 0.1%
C.H. Robinson Worldwide, Inc.   39,900  878
Roadway Express, Inc.   170,200  4,723
Yellow Corp. (a)  636,300  17,458
  23,059
TOTAL TRANSPORTATION   122,690
UTILITIES - 6.3%
CELLULAR - 2.2%
AirTouch Communications, Inc. (a)  4,183,700  161,595
Century Telephone Enterprises, Inc.   170,000  7,214
Vodafone Group PLC sponsored ADR  5,387,800  295,656
  464,465
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   589,800  27,868
Entergy Corp.   1,104,800  26,999
Niagara Mohawk Power Corp. (a)  468,200  4,536
PG&E Corp.   186,419  4,765
  64,168
GAS - 0.1%
Enron Corp.   365,600  13,893
TELEPHONE SERVICES - 3.7%
AT&T Corp.   810,400  39,659
Ameritech Corp.   693,400  45,071
Bell Atlantic Corp.   1,058,746  84,567
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
BellSouth Corp.   1,265,700 $ 59,883
Deutsche Telekom AG  442,800  8,420
France Telecom SA  84,800  3,204
ITC Deltacom, Inc.   14,500  279
MCI Communications Corp.   6,832,100  242,540
Metromedia Fiber Network, Inc. Class A  31,300  751
NEXTLINK Communications, Inc. Class A  24,700  559
SBC Communications, Inc.   1,062,100  67,576
Sprint Corp.   3,707,900  192,811
WorldCom, Inc. (a)  572,800  19,260
  764,580
TOTAL UTILITIES   1,307,106
TOTAL COMMON STOCKS
(Cost $11,594,820)   16,541,986
U.S. TREASURY OBLIGATIONS - 12.1%
   PRINCIPAL
  AMOUNT (000S)
stripped principal:
 0%, 2/15/19   $ 557,000  146,948
 0%, 8/15/19    420,000  107,616
 0%, 8/15/20    1,211,300  290,918
 0%, 8/15/21    212,000  47,770
6 1/4%, 8/15/23    280,750  281,758
7 5/8%, 11/15/22    106,000  124,583
8 1/8%, 8/15/19    1,229,000  1,505,144
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,247,055)   2,504,737
CASH EQUIVALENTS - 7.6%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (b)
(Cost $1,561,574)    1,561,574,132 $ 1,561,574
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $15,403,449)  $ 20,608,297
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 11 of Notes to Financial Statements). INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $15,412,979,000. Net unrealized appreciation aggregated $5,195,318,000, of which $5,545,920,000 related to appreciated investment securities and $350,602,000 related to depreciated investment securities.
The fund hereby designates approximately $108,011,000 as a capital gain dividend for the purpose of the dividend paid deduction. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $15,523,010                                  $ 21,312,625   $ 20,608,297
AND $15,403,449, RESPECTIVELY) - SEE ACCOMPANYING
SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                        61,687         43,259

RECEIVABLE FOR FUND SHARES SOLD                                                        22,096         12,115

DIVIDENDS RECEIVABLE                                                                   18,025         13,369

INTEREST RECEIVABLE                                                                    41,775         34,544

OTHER RECEIVABLES                                                                      54             53

PREPAID EXPENSES                                                                       16             6

 TOTAL ASSETS                                                                          21,456,278     20,711,643

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                     $ 46,983       $ 139,514

PAYABLE FOR FUND SHARES REDEEMED                                                       14,902         24,659

ACCRUED MANAGEMENT FEE                                                                 8,232          8,305

DISTRIBUTION FEES PAYABLE                                                              8,730          8,678

OTHER PAYABLES AND ACCRUED EXPENSES                                                    3,911          3,679

 TOTAL LIABILITIES                                                                     82,758         184,835

NET ASSETS                                                                            $ 21,373,520   $ 20,526,808

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                       $ 14,129,342   $ 13,867,888

UNDISTRIBUTED NET INVESTMENT INCOME                                                    201,723        199,910

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                  1,252,830      1,254,148
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                              5,789,625      5,204,862
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                            $ 21,373,520   $ 20,526,808


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                                  $44.02    $42.57
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($142,754 (DIVIDED BY) 3,243 SHARES) AND
 ($129,628 (DIVIDED BY) 3,045 SHARES), RESPECTIVELY

MAXIMUM OFFERING PRICE PER SHARE (100/94.25                                            $46.71    $45.17
OF $44.02 AND $42.57), RESPECTIVELY

CLASS T:                                                                               $44.20    $42.76
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($20,410,697 (DIVIDED BY) 461,756 SHARES) AND
 ($19,651,539 (DIVIDED BY) 459,566 SHARES), RESPECTIVELY

MAXIMUM OFFERING PRICE PER SHARE (100/96.50                                            $45.80    $44.31
OF $44.20 AND $42.76), RESPECTIVELY

CLASS B:                                                                               $44.02    $42.60
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($422,511 (DIVIDED BY) 9,598 SHARES) A AND
 ($370,662 (DIVIDED BY) 8,700 SHARES) A, RESPECTIVELY

CLASS C:                                                                               $44.20
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($5,845 (DIVIDED BY) 132.24 SHARES) A

INSTITUTIONAL CLASS:                                                                   $44.31    $42.85
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($391,713 (DIVIDED BY) 8,840 SHARES) AND
 ($374,979 (DIVIDED BY) 8,751 SHARES), RESPECTIVELY


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS                                       ONE MONTH ENDED   YEAR ENDED
                                                           NOVEMBER 30,      OCTOBER 31,
                                                           1997              1997

INVESTMENT INCOME                                          $ 16,523          $ 228,696
DIVIDENDS (INCLUDING $196 AND $1,022 RECEIVED FROM
AFFILIATED ISSUERS, RESPECTIVELY)

INTEREST                                                    19,942            226,985

 TOTAL INCOME                                               36,465            455,681

EXPENSES

MANAGEMENT FEE                                             $ 10,410          $ 106,149
BASIC FEE

 PERFORMANCE ADJUSTMENT                                     (2,127)           (19,295)

TRANSFER AGENT FEES                                         2,898             30,740

DISTRIBUTION FEES                                           8,730             87,524

ACCOUNTING FEES AND EXPENSES                                78                836

NON-INTERESTED TRUSTEES' COMPENSATION                       6                 103

CUSTODIAN FEES AND EXPENSES                                 54                535

REGISTRATION FEES                                           91                1,182

AUDIT                                                       -                 108

LEGAL                                                       24                118

INTEREST                                                    -                 3

REPORTS TO SHAREHOLDERS                                     -                 1,155

MISCELLANEOUS                                               105               97

 TOTAL EXPENSES BEFORE REDUCTIONS                           20,269            209,255

 EXPENSE REDUCTIONS                                         (187)             (1,893)

TOTAL EXPENSES AFTER REDUCTIONS                             20,082            207,362

NET INVESTMENT INCOME                                       16,383            248,319

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS)      92,112            1,262,939
 OF $183 AND $1,017 ON SALES OF INVESTMENTS IN
AFFILIATED ISSUERS, RESPECTIVELY)

 FOREIGN CURRENCY TRANSACTIONS                              10                (49)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      584,767           2,623,696

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               (4)               (12)

NET GAIN (LOSS)                                             676,885           3,886,574

NET INCREASE (DECREASE) IN NET ASSETS RESULTING            $ 693,268         $ 4,134,893
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                       ONE MONTH ENDED   YEAR ENDED     YEAR ENDED
                                           NOVEMBER 30,      OCTOBER 31,    OCTOBER 31,
                                           1997              1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                 $ 16,383          $ 248,319      $ 234,195
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                   92,122            1,262,890      651,211

 CHANGE IN NET UNREALIZED                   584,763           2,623,684      1,129,840
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS      693,268           4,134,893      2,015,246
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS               -                 (225,025)      (136,201)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                     -                 (596,509)      (132,145)

 TOTAL DISTRIBUTIONS                        -                 (821,534)      (268,346)

SHARE TRANSACTIONS - NET INCREASE           153,444           2,638,031      3,065,574
(DECREASE)

  TOTAL INCREASE (DECREASE) IN              846,712           5,951,390      4,812,474
  NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                        20,526,808        14,575,418     9,762,944

 END OF PERIOD (INCLUDING UNDISTRIBUTED    $ 21,373,520      $ 20,526,808   $ 14,575,418
NET INVESTMENT INCOME OF $201,723,
$199,910 AND $193,053,
RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      ONE MONTH ENDED   YEARS ENDED OCTOBER 31,
      NOVEMBER 30,

      1997              1997                      1996 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 42.57       $ 35.39    $ 32.86

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .04           .54        .09

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 1.41          8.80       2.44

 TOTAL FROM INVESTMENT OPERATIONS                        1.45          9.34       2.53

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              -             (.72)      -

 FROM NET REALIZED GAIN                                  -             (1.44)     -

 TOTAL DISTRIBUTIONS                                     -             (2.16)     -

NET ASSET VALUE, END OF PERIOD                          $ 44.02       $ 42.57    $ 35.39

TOTAL RETURN B, C                                        3.41%         27.58%     7.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $ 143         $ 130      $ 10

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.10% A, F    1.05%      1.48% A,
                                                                                 F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            1.09% A, G    1.04% G    1.47% A,
EXPENSE REDUCTIONS                                                               G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.22% A       1.36%      1.74% A

PORTFOLIO TURNOVER                                       33% A         35%        33%

AVERAGE COMMISSION RATE H                               $ .0497       $ .0480    $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      ONE MONTH ENDED   YEARS ENDED OCTOBER 31,
      NOVEMBER 30,

      1997              1997                      1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 42.76     $ 35.41    $ 30.89    $ 26.62   $ 25.39   $ 21.14
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                 .03 D       .55 D      .61 D      .39       .22       .08
 INCOME

 NET REALIZED AND               1.41        8.78       4.72       5.31      1.92      5.56
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT          1.44        9.33       5.33       5.70      2.14      5.64
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT            -           (.54)      (.41)      (.27)     (.07)     (.13)
 INCOME

 FROM NET                       -           (1.44)     (.40)      (1.16)    (.84)     (1.26)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS            -           (1.98)     (.81)      (1.43)    (.91)     (1.39)

NET ASSET VALUE,               $ 44.20     $ 42.76    $ 35.41    $ 30.89   $ 26.62   $ 25.39
END OF PERIOD

TOTAL RETURN B, C               3.37%       27.43%     17.61%     22.88%    8.71%     28.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF             $ 20,411    $ 19,652   $ 14,315   $ 9,691   $ 4,599   $ 2,055
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO            1.28% A     1.18%      1.34%      1.59%     1.63%     1.65%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            1.27% A,    1.17%      1.34%      1.58%     1.62%     1.64%
AVERAGE NET ASSETS              E          E                     E         E         E
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT         1.03% A     1.39%      1.88%      1.56%     1.12%     .43%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER              33% A       35%        33%        39%       43%       69%

AVERAGE COMMISSION             $ .0497     $ .0480    $ .0401
RATE  F


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      ONE MONTH ENDED   PERIOD ENDED
      NOVEMBER 30,      OCTOBER 31,

      1997              1997 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 42.60       $ 37.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .02           .13

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.40          4.85

 TOTAL FROM INVESTMENT OPERATIONS                                    1.42          4.98

NET ASSET VALUE, END OF PERIOD                                      $ 44.02       $ 42.60

TOTAL RETURN B, C                                                    3.33%         13.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 423         $ 371

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.85% A, H    1.75% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.84% A, F    1.74% A,
                                                                                  F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .47% A        .48% A

PORTFOLIO TURNOVER                                                   33% A         35%

AVERAGE COMMISSION RATE G                                           $ .0497       $ .0480


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO OCTOBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS C
      PERIOD ENDED
      NOVEMBER 30,

      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 43.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                             .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .56

 TOTAL FROM INVESTMENT OPERATIONS                                    .58

NET ASSET VALUE, END OF PERIOD                                      $ 44.20

TOTAL RETURN B, C                                                    1.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 6

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.85% A,
                                                                    F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.84% A,
                                                                    G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .74% A

PORTFOLIO TURNOVER                                                   33% A

AVERAGE COMMISSION RATE H                                           $ .0497

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C
SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      ONE MONTH ENDED   YEARS ENDED OCTOBER 31,
      NOVEMBER 30,

      1997              1997                      1996   1995 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD             $ 42.85      $ 35.47   $ 30.97    $ 29.04

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                            .05 D        .75 D     .77 D      .12

 NET REALIZED AND UNREALIZED GAIN (LOSS)          1.41         8.78      4.74       1.81

 TOTAL FROM INVESTMENT OPERATIONS                 1.46         9.53      5.51       1.93

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                       -            (.71)     (.61)      -

 FROM NET REALIZED GAIN                           -            (1.44)    (.40)      -

 TOTAL DISTRIBUTIONS                              -            (2.15)    (1.01)     -

NET ASSET VALUE, END OF PERIOD                   $ 44.31      $ 42.85   $ 35.47    $ 30.97

TOTAL RETURN B, C                                 3.41%        28.07%    18.25%     6.65%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)          $ 392        $ 375     $ 250      $ 72

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .71% A       .66%      .85%       .82% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     .70% A, F    .65%      .84%       .81% A,
EXPENSE REDUCTIONS                                            F         F          F

RATIO OF NET INVESTMENT INCOME TO AVERAGE         1.60% A      1.91%     2.38%      2.33% A
NET ASSETS

PORTFOLIO TURNOVER                                33% A        35%       33%        39%

AVERAGE COMMISSION RATE G                        $ .0497      $ .0480   $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the periods ended November 30, 1997 and October 31, 1997


12. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B on March 3, 1997 and Class C on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on July 16, 1997, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series I, effective on or about February 28, 1998. Effective November 30, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund to November 30. Accordingly, the financial statements of the fund are presented as of and for the year ended October 31, 1997 and as of and for the one-month period ended November 30, 1997. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying
Class B and Class C and shares of Class B and Class C for distribution under federal and state securities law. These expenses are borne by Class B and Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
13. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
14. PURCHASES AND SALES OF INVESTMENTS.
For the one month period ended November 30, 1997, purchases and sales of securities, other than short-term securities, aggregated $545,497,000 and $479,980,000, respectively, of which U.S. government and government agency obligations aggregated $35,817,000 and $0, respectively.
For the year ended October 31, 1997, purchases and sales of
securities, other than short-term securities, aggregated
$7,217,046,000 and $5,743,169,000, respectively, of which U.S.
government and government agency obligations aggregated $372,743,000 and $342,374,000, respectively.
15. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset weighted average return of all classes as compared to the appropriate index over a specific period of time. Prior to August 1, 1997 the
performance adjustment was based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the one-month period ended November 30, 1997, the management fee was equivalent to an annualized rate of .52% of average net assets after the performance adjustment. For the year ended October 31, 1997, the management fee was equivalent to an annual rate of .49% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           ONE MONTH ENDED                   YEAR ENDED
           NOVEMBER 30, 1997                 OCTOBER 31, 1997

           PAID TO             DEALERS'      PAID TO            DEALERS'
           FDC                 PORTION       FDC                PORTION

CLASS A    $ 28,000            $ 28,000      $ 154,000          $ 154,000

CLASS T     8,370,000           8,370,000     86,244,000         86,244,000

CLASS B     330,000             82,000        1,126,000          282,000

CLASS C     2,000               -

           $ 8,730,000         $ 8,480,000   $ 87,524,000       $ 86,680,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           ONE MONTH ENDED                YEAR ENDED
           NOVEMBER 30,1997               OCTOBER 31, 1997

           PAID TO            DEALERS'    PAID TO            DEALERS'
           FDC                PORTION     FDC                PORTION

CLASS A    $ 189,000          $ 116,000   $ 2,096,000        $ 1,478,000

CLASS T     821,000            469,000     13,380,000         8,842,000

CLASS B     41,000             0           154,000            0 *
                              *

CLASS C     0                  0
                              *

           $ 1,051,000        $ 585,000   $ 15,630,000       $ 10,320,000

* WHEN CLASS B SHARES AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent contract with respect to its shares. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer agent for each class and receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC also pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid:

                         ONE MONTH ENDED                  YEAR ENDED
                         NOVEMBER 30, 1997                OCTOBER 31, 1997

                         AMOUNT              % OF         AMOUNT             % OF
                                             AVERAGE                         AVERAGE
                                             NET ASSETS                      NET ASSETS

CLASS A                  $ 27,000            .26          $ 150,000          .24

CLASS T  **               2,749,000          .18           29,863,000        .17

CLASS B                   76,000             .26           276,000           .24

CLASS C                   1,000              .23

INSTITUTIONAL CLASS       45,000             .15           451,000           .15

                         $ 2,898,000                      $ 30,740,000


** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED
 CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES. ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $171,000 and $1,392,000 for the periods ended November 30, 1997 and October 31, 1997, respectively.
16. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period ended October 31, 1997, for which the loan was outstanding amounted to $21,035,000. The weighted average interest rate was 5.88%. There were no bank borrowings for the period ended November 30, 1997.
17. EXPENSE REDUCTIONS.
Effective November 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates for each class. For the one-month period ended November 30, 1997, amounts reimbursed were as follows:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.10%         $ 4,000

CLASS B    1.85%          46,000

CLASS C    1.85%          1,000

                         $ 51,000

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the periods ended November 30, 1997 and October 31, 1997, the fund's expenses were reduced by $107,000 and $1,689,000, respectively, under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. For the periods ended November 30, 1997 and October 31,
6. EXPENSE REDUCTIONS - CONTINUED
1997, the fund's custodian fees were reduced by $0 and $8,000, respectively, under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER        TRANSFER
                       AGENT CREDITS   AGENT CREDITS
                       NOVEMBER 30,    OCTOBER 31,
                       1997            1997

CLASS T                $ 29,000        $ 181,000

INSTITUTIONAL CLASS     -               15,000

                       $ 29,000        $ 196,000

18. BENEFICIAL INTEREST.
For the periods ended November 30, 1997 and October 31, 1997, one shareholder was record owner of approximately 16% of the total outstanding shares of the fund.
19. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each applicable class were as follows:
                              YEAR ENDED      YEAR ENDED
                              OCTOBER 31,     OCTOBER 31,
                              1997            1996

CLASS A

FROM NET INVESTMENT INCOME    $ 340,000       $ -

FROM NET REALIZED GAIN         680,000         -

TOTAL                         $ 1,020,000     $ -

CLASS T

FROM NET INVESTMENT INCOME    $ 219,398,000   $ 133,926,000

FROM NET REALIZED GAIN         585,105,000     130,654,000

TOTAL                         $ 804,503,000   $ 264,580,000

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 5,287,000     $ 2,275,000

FROM NET REALIZED GAIN         10,724,000      1,491,000

TOTAL                         $ 16,011,000    $ 3,766,000

                              $ 821,534,000   $ 268,346,000

20. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             DOLLARS

                                 ONE MONTH ENDED   YEAR ENDED     YEAR ENDED
                                 NOVEMBER 30,      OCTOBER 31,    OCTOBER 31,

                                 1997 C            1997 B         1996 A

CLASS A                          $ 9,817           $ 117,909      $ 10,073
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 980            -

SHARES REDEEMED                   (1,181)           (9,793)        (113)

NET INCREASE (DECREASE)          $ 8,636           $ 109,096      $ 9,960

CLASS T                          $ 284,968         $ 4,556,363    $ 4,928,926
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 753,684        246,836

SHARES REDEEMED                   (188,917)         (3,203,810)    (2,270,466)

NET INCREASE (DECREASE)          $ 96,051          $ 2,106,237    $ 2,905,296

CLASS B                          $ 40,834          $ 361,076
SHARES SOLD

SHARES REDEEMED                   (1,738)           (7,098)

NET INCREASE (DECREASE)          $ 39,096          $ 353,978

CLASS C                          $ 5,792
SHARES SOLD

SHARES REDEEMED                   (12)

NET INCREASE (DECREASE)          $ 5,780

INSTITUTIONAL CLASS              $ 9,609           $ 232,509      $ 256,839
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 12,382         2,371

SHARES REDEEMED                   (5,728)           (176,171)      (108,892)

NET INCREASE (DECREASE)          $ 3,881           $ 68,720       $ 150,318

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
C SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
9. SHARE TRANSACTIONS - CONTINUED
AMOUNTS IN THOUSANDS             SHARES

                                 ONE MONTH ENDED   YEAR ENDED    YEAR ENDED
                                 NOVEMBER 30,      OCTOBER 31,   OCTOBER 31,

                                 1997 C            1997 B        1996 A

CLASS A                           225               2,974         291
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 27            -

SHARES REDEEMED                   (27)              (244)         (3)

NET INCREASE (DECREASE)           198               2,757         288

CLASS T                           6,519             116,907       152,105
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 21,028        7,909

SHARES REDEEMED                   (4,329)           (82,660)      (69,474)

NET INCREASE (DECREASE)           2,190             55,275        90,540

CLASS B                           938               8,871
SHARES SOLD

SHARES REDEEMED                   (40)              (171)

NET INCREASE (DECREASE)           898               8,700

CLASS C                           132
SHARES SOLD

SHARES REDEEMED                   -

NET INCREASE (DECREASE)           132

INSTITUTIONAL CLASS               219               6,006         7,960
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -                 346           76

SHARES REDEEMED                   (130)             (4,658)       (3,302)

NET INCREASE (DECREASE)           89                1,694         4,734

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
C SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
21. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       PERIOD ENDED    PERIOD ENDED
                       NOVEMBER 30,    OCTOBER 31,
                       1997            1997



CLASS A                $ 6,000         $ 40,000

CLASS T                 51,000          1,036,000

CLASS B                 30,000          67,000

CLASS C                 1,000

INSTITUTIONAL CLASS     3,000           39,000

                       $ 91,000        $ 1,182,000

22. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
PERIOD ENDED NOVEMBER 30, 1997
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Cherry Corp. Class A  $ - $ - $ - $ 7,992
Cherry Corp. Class B   -  -  -  5,248
Discount Auto Parts, Inc.   -  -  -  17,697
Fleetwood Enterprises, Inc.   -  -  -  72,762
Kaufman & Broad Home Corp.   -  -  196  56,691
Lam Research Corp.   -  -  -  64,634
Policy Management Systems Corp.   -  -  -  60,247
SCI Systems, Inc.   -  249  -  139,714
Solectron Corp.   -  -  -  262,128
Ultratech Stepper, Inc.   -  -  -  32,178
TOTALS  $ - $ 249 $ 196 $ 719,291
11. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
PERIOD ENDED OCTOBER 31, 1997
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Beazer Homes USA, Inc.  $ - $ 5,413 $ - $ -
Cherry Corp. Class A   -  -  -  8,261
Cherry Corp. Class B   -  -  -  5,571
Circuit City Stores, Inc. -
 Circuit City Group   -  1,155  172  -
Discount Auto Parts, Inc.   1,693  -  -  19,828
Fleetwood Enterprises, Inc.   7,044  -  680  61,803
Good Guys, Inc.   -  6,371  -  -
Kaufman & Broad Home Corp.   12,354  -  170  55,711
Lam Research Corp.   16,964  -  -  76,242
Novellus Systems, Inc.   587  2,991  -  -
Policy Management Systems Corp.   289  -  -  57,100
Quad Systems Corp.   -  1,367  -  -
Rex Stores Corp.   -  2,541  -  -
SCI Systems, Inc.   6,704  8,339  -  134,640
Solectron Corp.   14,957  1,693  -  282,360
Ultratech Stepper, Inc.   5,075  -  -  35,607
TOTALS  $ 65,667 $ 29,870 $ 1,022 $ 737,123
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Growth Opportunities Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Growth Opportunities Fund, including the schedules of portfolio investments, as of October 31, 1997 and November 30, 1997, and the related statements of operations for the year ended October 31, 1997 and the one month period ended November 30, 1997, the statements of changes in net assets for each of the two years in the period ended October 31, 1997 and the one month period ended November 30, 1997, and the financial highlights for Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 and November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Growth Opportunities Fund as of October 31, 1997 and November 30, 1997, the results of its operations for the year ended October 31, 1997 and the one month period ended November 30, 1997, the changes in its net assets for each of the two years in the period ended October 31, 1997 and the one month period ended November 30, 1997, and the financial highlights for Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 5, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Growth Opportunities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/15/97 12/12/97 $0.68 $2.39
 1/5/98 1/2/98 - $0.21
A total of 24.14% of the dividends distributed during the fiscal year ended October 31, 1997 was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 33% of the dividends distributed during the fiscal year ended October 31, 1997 qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on July 16,
1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To approve an amended management contract for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     219,101,991.334    89.108

AGAINST         6,155,948.183      2.504

ABSTAIN         20,624,619.428     8.388

TOTAL           245,882,558.945    100.000

PROPOSAL 2
To approve an agreement and plan of reorganization of the fund from a separate series of one Massachusetts business trust to another.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     220,368,601.420    89.624

AGAINST         4,861,351.636      1.977

ABSTAIN         20,652,605.889     8.399

TOTAL           245,882,558.945    100.00

PROPOSAL 3
To amend the fund's fundamental investment limitation concerning diversification.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     217,785,887.800    88.573

AGAINST         6,839,777.110      2.782

ABSTAIN         21,256,894.035     8.645

TOTAL           245,882,558.945    100.000



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
George A. Vanderheiden, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)